UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2022

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

August 31, 2022

ANNUAL REPORT

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Letter to Shareholders	1
Management’s Discussion and Analysis of Fund Performance	3
Schedules of Investments	19
Glossary	101
Statements of Assets and Liabilities	102
Statements of Operations	104
Statements of Changes in Net Assets	106
Financial Highlights	109
Notes to Financial Statements	111
Report of Independent Registered Public Accounting Firm	122
Trustees and Officers of the Trust	123
Disclosure of Fund Expenses	126
Review of Liquidity Risk Management Program	128
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	129
Notice to Shareholders	132

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

August 31, 2022 (Unaudited)

To our shareholders:

The broad municipal bond (muni) market was lower, according to the Bloomberg US Municipal Bond Index, during the Funds’ reporting period—September 1, 2021 through August 31, 2022—steadily declining through most of the fiscal year.

Historically high inflation coupled with an aggressive Federal Reserve (Fed) provided the backdrop for the underperformance of the municipal bond market. The Fed raised interest rates numerous times in 2022 and the tightening of financial conditions had a predictably negative impact on municipal bond prices (bond prices fall when interest rates rise). This fostered a shift in tone as concerns about inflation were joined by recession fears.

The municipal bond market sustained a fragile, but modestly improved tone into the close of the fiscal year. Elevated uncertainty around where the fed funds rate would peak, how fast inflation may decelerate, and the appropriate level for the 10-year Treasury bond yield contributed to municipal bond market volatility and outflows for the asset class. According to the Fed’s most recent median projection, the fed funds rate would peak at a range between 4.50% and 4.75% in 2023.

Despite economic headwinds, municipal bond credit quality trended upward and rebounded into the end of the fiscal year. This was reflective of improving fundamentals for municipal issuers and corresponded with a significant number of credit rating upgrades. Federal stimulus (such as the American Rescue Plan Act of 2021) resulted in greater revenues received by state and local governments during the fiscal year. Additionally, municipal fundamentals were further bolstered by the growth of rainy-day fund balances.

From a credit-quality perspective, higher-quality municipal bonds significantly outperformed lower-quality bonds within the Bloomberg US Municipal Bond Index; AAA rated securities outperformed BBB rated securities. Additionally, longer-term municipal bonds underperformed shorter-term municipal bonds.

Within the Bloomberg US Municipal Bond Index, the AAA municipal bond yield curve flattened. Additionally, short-term U.S. Treasury rates increased by more than medium-to-long term rates, resulting in a flatter curve that also grew more inverted (that is, when shorter-term rates are higher than longer-term rates).

On behalf of SEI, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

James Smigiel

Chief Investment Officer

This commentary and the subsequent manager discussions of fund performance may contain the opinion of the manager regarding current market conditions, but should not be relied upon as research or investment advice and is for educational purposes only.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

LETTER TO SHAREHOLDERS (Concluded)

August 31, 2022 (Unaudited)

Index Definitions

Bloomberg US Municipal Bond Index: measures the performance of the U.S. municipal tax-exempt investment-grade bond market.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The STET Intermediate-Term Municipal Fund (the Fund) seeks to provide the highest level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2022: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie); Insight North America LLC (Insight); and Wellington Management Company LLP (Wellington).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the Intermediate-Term Municipal Fund, Class F, returned -8.31%. The Fund’s benchmark—the Bloomberg 3-15 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 15 years—returned -7.09%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation (G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

An overweight to revenue bonds and underweight to G.O. bonds detracted during the fiscal year. An allocation to high yield municipal bonds and an overweight to BBB rated bonds—which underperformed higher quality investment grade bonds—subtracted. Selection and an overweight within the hospital and transportation sectors did not benefit returns. The Fund’s longer duration posture detracted for the year as yields rose, while an overweight to and selection within Tobacco contributed. The Fund’s yield curve positioning added with the yield curve flattening.

Insight outperformed for the fiscal year while Maquarie and Wellington underperformed given their allocations to lower rated names. Insight benefited from a short duration posture while selection detracted, particularly within water and sewer and education bonds. Wellington’s underperformance was driven by an allocation to high yield and selection within transportation, while selection within housing added. Macqurie underperformed due to its selection within revenue bonds and allocation to high yield, while selection within sales tax and tobacco added.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Intermediate-Term Municipal Fund, Class F	-8.31%	-0.78%	1.05%	1.80%	4.20%
Intermediate-Term Municipal Fund, Class Y	-8.07%	-0.53%	1.31%	1.99%	4.26%
Bloomberg 3-15 Year Municipal Blend Index[3]	-7.09%	-0.43%	1.32%	2.13%	N/A*

* The Bloomberg 3-15 Year Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class F and Class Y, versus the Bloomberg 3-15 Year Municipal Blend Index

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 5, 1989. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 3-15 Year Municipal Blend Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Short Duration Municipal Fund

I. Objective

The STET Short Duration Municipal Fund (the Fund) seeks to provide a high level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2022: Allspring Global Investments, LLC (Allspring); Neuberger Berman Investment Advisers LLC (Neuberger); and Western Asset Management Company (Western).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the Short Duration Municipal Fund, Class F, returned -2.33%. The Fund’s benchmark—the Bloomberg 1 Year Municipal Bond Index, which tracks the performance of municipal bonds with remaining maturities of approximately one year—returned -1.59%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation (G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

An overweight to revenue bonds and underweight to G.O. bonds detracted from performance during the fiscal year. An underweight to the outperforming pre-refunded sector subtracted from performance. Selection within public power, housing, and education detracted while positioning within hospital and housing added. A short duration posture aided performance, while an overweight to BBB rated bonds detracted as higher quality outperformed for the year.

Allspring outperformed during the period due to a short duration posture, while selection within housing and public power detracted. Western outperformed and benefitted from selection within transportation, while selection within power detracted. Neuberger underperformed in large part due to its longer duration posture, along with selection in public power and housing.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Short Duration Municipal Fund, Class F	-2.33%	0.03%	0.55%	0.49%	1.28%
Short Duration Municipal Fund, Class Y	-2.10%	0.24%	0.78%	N/A	0.74%
Bloomberg 1 Year Municipal Bond Index[3]	-1.59%	0.32%	0.85%	0.81%	1.58%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class F and Class Y, versus the Bloomberg 1 Year Municipal Bond Index

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Short Duration Municipal Fund (Concluded)

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning November 13, 2003. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 1 Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

California Municipal Bond Fund

I. Objective

The STET California Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and California state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2022: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the California Municipal Bond Fund, Class F, returned -7.71%. The Fund’s benchmark—the Bloomberg California Intermediate Municipal Index, which tracks the performance of California investment-grade municipal bonds—returned -6.72%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation

(G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

The California economy continued to benefit from strong tax receipts across income, sales, and property taxes along with a large balance from the federal aid it received. As a result, it ran another budget surplus, increasing its rainy-day fund, providing financial flexibility should tax receipts moderate.

The Fund’s short duration posture enhanced relative performance. An overweight to revenue bonds, particularly airports and prepaid gas, detracted. Security selection within transportation and healthcare also detracted. An underweight to G.O. bonds, especially state G.O. bonds, subtracted with the strong performance of the California economy.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

California Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
California Municipal Bond Fund, Class F	-7.71%	-1.44%	0.26%	1.25%	3.25%
California Municipal Bond Fund, Class Y	-7.58%	-1.33%	0.39%	1.34%	3.29%
Bloomberg California Intermediate Municipal Index[3]	-6.72%	-0.62%	1.05%	2.06%	4.00%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class F and Class Y, versus the Bloomberg California Intermediate Municipal Index

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg California Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The STET Massachusetts Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2022: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the Massachusetts Municipal Bond Fund, Class F, returned -7.78%. The Fund’s benchmark—the Bloomberg Massachusetts Intermediate Municipal Index, which tracks the performance of Massachusetts investment-grade municipal bonds—returned -6.88%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation

(G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

Like a majority of states, Massachusetts ended the year with a budget surplus, benefitting from robust tax receipts from income, sales, and property taxes.

The Fund benefitted from a short duration posture while selection within special tax, hospital, education, and state G.O. bonds detracted. An overweight to revenue bonds contributed to the Fund’s overall underperformance.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Massachusetts Municipal Bond Fund, Class F	-7.78%	-1.46%	0.26%	1.15%	3.23%
Massachusetts Municipal Bond Fund, Class Y	-7.74%	-1.35%	0.41%	1.24%	3.27%
Bloomberg Massachusetts Intermediate Municipal Index[3]	-6.88%	-0.51%	1.07%	1.99%	4.03%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Massachusetts Intermediate Municipal Index

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The STET New Jersey Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2022: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the New Jersey Municipal Bond Fund, Class F, returned -6.78%. The Fund’s benchmark—the Bloomberg 3-10 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 10 years—returned -6.08%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation

(G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

New Jersey’s financial position continued to strengthen during the fiscal year due to strong tax receipts across income, sales, and property taxes.

A short duration posture contributed to performance. Security selection detracted, particularly within hospital, housing, and education. Selection within transportation and tobacco added to performance.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New Jersey Municipal Bond Fund, Class F	-6.78%	-1.12%	0.57%	1.20%	2.97%
New Jersey Municipal Bond Fund, Class Y	-6.64%	-0.98%	0.72%	1.30%	3.02%
Bloomberg 3-10 Year Municipal Blend Index[3]	-6.08%	-0.27%	1.17%	1.86%	3.71%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class F and Class Y, versus the Bloomberg 3-10 Year Municipal Blend Index

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 3-10 Year Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Bloomberg 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

New York Municipal Bond Fund

I. Objective

The STET New York Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2022: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the New York Municipal Bond Fund, Class F, returned -6.80%. The Fund’s benchmark—the Bloomberg New York Intermediate Municipal Index, which tracks the performance of New York investment-grade municipal bonds—returned -6.27%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation

(G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

While tax receipts were above expectations and both municipal governments and the Metropolitan Transportation Authority were beneficiaries of sizable federal aid, long-term structural imbalances remained to be resolved. Demand for NY bonds remained strong, enabling credit quality spreads to narrow, but NYC and its transportation agencies faced headwinds from a slower return to office by workers.

The Fund outperformed given its short duration posture. The Fund’s overweight to G.O. bonds aided performance. Selection detracted, particularly within appropriation, education, housing, and special tax.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New York Municipal Bond Fund, Class F	-6.80%	-1.17%	0.39%	1.20%	3.15%
New York Municipal Bond Fund, Class Y	-6.68%	-1.03%	0.53%	1.29%	3.19%
Bloomberg New York Intermediate Municipal Index[3]	-6.27%	-0.47%	1.06%	1.97%	3.92%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class F and Class Y, versus the Bloomberg New York Intermediate Municipal Index

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

New York Municipal Bond Fund (Concluded)

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg New York Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The STET Pennsylvania Municipal Bond Fund (the Fund) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2022: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the Pennsylvania Municipal Bond Fund, Class F, returned -7.66%. The Fund’s benchmark—the Bloomberg Pennsylvania Intermediate Municipal Index, which tracks the performance of Pennsylvania investment-grade municipal bonds—returned -7.12%.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while 10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation

(G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

Like a majority of states, Pennsylvania ended the year with a budget surplus, benefitting from robust tax receipts from income, sales, and property taxes, enabling the Commonwealth to build its first sizable rainy day fund in several decades.

A relatively short duration posture enhanced relative returns. Security selection was a negligible factor as negative selection from local G.O. issues was offset by strength in hospital, CCRC and special tax selection. An overweight to revenue bonds and underweight to state G.O. bonds detracted.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Pennsylvania Municipal Bond Fund, Class F	-7.66%	-1.10%	0.67%	1.31%	3.13%
Pennsylvania Municipal Bond Fund, Class Y	-7.52%	-0.96%	0.82%	1.41%	3.17%
Bloomberg Pennsylvania Intermediate Municipal Index[3]	-7.12%	-0.20%	1.67%	2.36%	4.08%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Pennsylvania Intermediate Municipal Index

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 26, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The STET Tax-Advantaged Income Fund (the Fund) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2022: Allspring Global Investments, LLC (Allspring); Pacific Investment Management Company LLC (PIMCO); and Spectrum Asset Management, Inc. (Spectrum).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2022, the Tax-Advantaged Income Fund, Class F, returned -10.01%. The Fund’s primary benchmark—the Bloomberg High Yield Municipal Bond Index, which tracks the performance of non-investment-grade municipal bonds—returned -10.06%.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the primary benchmark of the Fund. Therefore, the Fund also utilizes a blended benchmark that consists of the Bloomberg High Yield Municipal Bond Index (60%) and the Bloomberg Municipal Bond Index (40%). The Fund’s 60/40 blended benchmark is designed to provide a useful comparison for the Fund’s overall performance and reflects the Fund’s investment strategy more accurately than the broad-based index.

IV. Performance Discussion

The fiscal year began with the widespread presumption that rising inflationary pressures would be transitory, but that changed as inflationary pressures broadened and remained more persistent than forecasted. As a result, over the second half of the fiscal year, the Federal Reserve rapidly shifted to a more hawkish monetary policy stance—raising rates by 75 basis points at both its July and August meetings, representing the largest increases in several decades. Fixed income market yields moved precipitously higher in response. Within the tax-exempt market, short-term yields moved higher in a larger magnitude than long-term yields: two-year AAA yields rose 217 basis points, ending at 2.28%, while

10-year yields rose 167 basis points to 2.59%, and 30-year yields were 177 basis points higher at 3.29%. Short-term bonds outperformed longer-term bonds due to their lower interest rate sensitivity, and higher quality bonds outperformed lower quality bonds with investors turning risk averse, consistent with the relative performance outlined in the shareholder letter. Short-term tax exempt municipal bonds outperformed comparable Treasury bonds with yields rising less than Treasurys, while long-term tax-exempt municipals underperformed with yields rising more than Treasurys. Pre-refunded bonds produced the highest sector return given their high credit quality and appeal to risk-averse investors. Revenue bonds underperformed general obligation (G.O.) bonds with healthcare, housing, and transportation sub-sectors lagging. Fund flows were negative over the course of the fiscal year and had the largest impact on lower quality bonds. Lower issuance provided technical support for the municipal market, while strong tax receipts and government aide supported strong credit fundamentals. Income taxes were higher given the strong employment market, sales taxes have increased with a robust U.S consumer, and property taxes are up given double-digit home price appreciation. On an after-tax basis, tax-exempt municipals have attractive risk and return profiles, which should support demand.

Selection within state G.O. bonds and public services added to positive performance. The Fund’s short duration posture contributed with rates rising, while an overweight to BBB detracted from performance. Selection within transportation also weighed on performance. The Fund’s allocation to preferreds subtracted from performance as municipal bonds outperformed preferreds.

PIMCO outperformed for the year due to selection within public services as well as its short duration posture. Additionally, selection within healthcare and sales tax added while selection within transportation detracted. Allspring outperformed the benchmark, benefitting from selection within local G.O. and special tax, while housing selection detracted. Spectrum underperformed the Fund’s primary benchmark but outperformed within preferreds given selection and short duration.

During the fiscal year, the Fund purchased a small position in U.S. Treasury futures contracts to manage portfolio duration and interest-rate risk. This positioning did not have a material impact on Fund performance.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2022 (Unaudited)

Tax-Advantaged Income Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Tax-Advantaged Income Fund, Class F	-10.01%	0.32%	2.29%	3.70%	4.19%
Tax-Advantaged Income Fund, Class Y	-9.80%	0.56%	2.54%	3.87%	4.30%
60/40 Hybrid of the following Indices:	-9.49%	0.07%	2.63%	3.47%	4.13%
Bloomberg High Yield Municipal Bond Index[3]	-10.06%	0.62%	3.50%	4.26%	4.44%
Bloomberg Municipal Bond Index[4]	-8.63%	-0.83%	1.28%	2.25%	3.56%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class F and Class Y, versus a 60/40 Blend of the following indices: the Bloomberg High Yield Municipal Bond Index, and the Bloomberg Municipal Bond Index

1

For the year ended August 31, 2022. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 4, 2007. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg High Yield Municipal Bond Index covers the universe of fixed rate, noninvestment grade debt. Pay-in-kind (“PIK”) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non- U.S. corporations.

4

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Alabama — 2.0%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 09/01/2027 (A)	$2,000	$2,242
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,070
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	230
5.000%, 07/01/2024	325	338
5.000%, 07/01/2028	1,075	1,201
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2027 (A)	3,265	3,604
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (B)	5,570	5,534
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,659
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (B)	5,000	5,048
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,512
5.000%, 09/01/2031	3,140	3,364
5.000%, 09/01/2034	2,000	2,134
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (B)	5,000	5,059
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	718

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	$2,010	$1,833

		38,546

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	1,500	1,640
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	607

		2,247

Arizona — 2.7%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
5.000%, 12/01/2035	3,000	3,164
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (C)	1,805	1,912
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,474
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)	3,560	3,784
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,327	3,215
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (B)	4,000	3,986
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (B)	2,000	1,986
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	495
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	367
4.000%, 05/15/2031	500	469
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,429
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (C)	1,560	1,266

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (C)	$305	$264
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	3,930	4,268
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	639
5.000%, 07/01/2029	250	266
5.000%, 07/01/2030	500	531
5.000%, 07/01/2032	1,095	1,157
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	3,100	3,393
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	365
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	364
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,382
5.250%, 12/01/2026	4,510	4,806
5.000%, 12/01/2032	2,500	2,672
5.000%, 12/01/2037	1,000	1,055
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	346
4.000%, 12/01/2028	365	352
4.000%, 12/01/2029	385	366
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (C)	1,200	1,158
5.500%, 10/01/2027 (C)	900	887
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,023

		52,959

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	2,610	2,753
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,265	1,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$1,265	$1,347
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,625

		7,072

California — 6.7%
Bay Area, Toll Authority, RB
1.800%, 04/01/2056 (B)	1,115	1,081
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	211
California State, Community Choice Financing Authority, Clean Energy Project, Ser A-1, RB
4.000%, 05/01/2053 (B)	2,000	2,035
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (B)	6,520	6,577
California State, Community College Financing Authority, Napa Valley College Project, Ser A, RB
4.250%, 07/01/2032 (C)	1,480	1,446
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	1,910	2,023
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	376
California State, GO
5.000%, 10/01/2024	2,000	2,107
5.000%, 08/01/2026	6,380	6,940
5.000%, 09/01/2028	3,000	3,289
5.000%, 09/01/2029	1,500	1,644
5.000%, 09/01/2030	3,395	3,717
5.000%, 04/01/2035	850	948
5.000%, 09/01/2041	1,500	1,677
4.000%, 11/01/2041	360	362
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
4.000%, 08/15/2040	620	617
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,626

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2028	$2,000	$2,240
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,938	2,737
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,032
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,173
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (C)	355	324
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	374
California State, Public Works Board, Judicial Council Project, Ser A, RB
5.000%, 03/01/2026	1,000	1,013
California State, Public Works Board, Riverside Campus Project, Ser S, RB
5.000%, 04/01/2032	1,000	1,094
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2025	1,795	1,895
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,378
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023 (C)	310	314
California State, Various Purpose, GO
5.000%, 08/01/2028	1,500	1,642
5.000%, 08/01/2030	6,500	7,106
5.000%, 04/01/2032	1,000	1,186
5.000%, 04/01/2033	7,900	8,937
5.000%, 08/01/2035	3,000	3,236
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	217
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	780
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	$915	$934
5.000%, 06/01/2025 (A)	3,000	3,210
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,588
5.000%, 06/01/2027 (D)	2,875	3,218
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (A)	4,960	5,628
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (E)	6,375	751
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (C)(E)	77,400	4,394
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2031	840	879
5.000%, 05/15/2032	2,785	2,834
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	584
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,636
4.000%, 05/15/2037	500	485
Los Angeles, Department of Water & Power, Power System Project, Ser A-1, RB
0.700%, 07/01/2050 (B)	475	475
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,582
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,615	1,632
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	962
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	548
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,097

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (A)	$1,395	$1,432
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	363
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,159
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	878
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (A)	1,165	1,237
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	4,000	4,294
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,901
5.000%, 09/01/2031	1,815	1,969
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	836

		129,065

Colorado — 3.0%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	377
5.000%, 06/15/2031	500	539
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (B)	2,500	2,731
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,582
5.000%, 08/01/2038	2,000	2,090
4.000%, 08/01/2038	500	482
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2039	2,550	2,448
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	187
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,871

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (B)	$6,425	$7,017
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	980	986
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,347
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,084
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.500%, 11/15/2027	10,000	10,282
5.000%, 12/01/2031	2,000	2,150
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,063
5.250%, 11/15/2032	1,010	1,039
Denver City & County, Board of Water Commissioners, Ser A, RB
5.000%, 12/15/2033	3,410	3,958
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
5.000%, 06/01/2030	1,465	1,580
Denver City & County, Convention Center Expansion Project, Ser A, COP
5.000%, 06/01/2032	1,360	1,462
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	420
5.000%, 12/01/2031	855	889
5.000%, 12/01/2032	1,200	1,241
5.000%, 12/01/2034	1,000	1,025
5.000%, 12/01/2035	800	819
5.000%, 12/01/2036	600	613
Dominion, Water & Sanitation District, RB
5.250%, 12/01/2027	585	598
E-470, Public Highway Authority, Ser B, RB
1.884%, 09/01/2039 (B)	610	604
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,050
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	645
5.000%, 01/15/2031	1,115	1,207
5.000%, 07/15/2031	2,060	2,224
5.000%, 07/15/2032	160	172
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (B)	270	262

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	$220	$238

		58,282

Connecticut — 1.9%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,261
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	937
5.000%, 07/01/2030	230	258
5.000%, 07/01/2034	900	956
5.000%, 07/01/2036	700	738
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	262
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	398
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (B)	1,420	1,356
Connecticut State, Ser A, GO
5.000%, 10/15/2025	2,000	2,054
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,677
Connecticut State, Ser E, GO
5.000%, 09/15/2029	5,000	5,640
Connecticut State, Special Tax Obligation, Transportation Infrastructure, RB
5.000%, 05/01/2031	1,000	1,146
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
5.000%, 08/01/2028	1,950	2,082
5.000%, 09/01/2034	2,500	2,610
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,248
Connecticut State, Special Tax Revenue State, Ser A, RB
4.000%, 05/01/2036	1,300	1,310
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,206
5.000%, 05/01/2038	4,740	5,318

		37,457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 1.1%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	$4,000	$4,501
District of Columbia, Ser D, GO
5.000%, 06/01/2033	2,500	2,698
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,166
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	7,205	7,638
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	972
4.000%, 10/01/2038	1,000	955
Washington Metropolitan, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,001

		21,931

Florida — 7.0%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	135	137
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,644
5.000%, 12/01/2037 (B)	4,000	4,287
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,365
5.000%, 10/01/2035	2,000	2,092
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,206
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,097
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,133
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,626
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	380
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,375
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,224
4.000%, 07/01/2034	770	808

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	$1,500	$1,698
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	573
4.000%, 08/15/2050	1,900	1,680
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (C)	3,000	2,954
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	15,000	15,791
Florida State, Department of Transportation, Right of Way Project, GO
4.000%, 07/01/2033	5,000	5,246
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (C)	2,825	2,686
7.250%, 07/01/2057 (B)(C)	3,100	3,036
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	303
5.000%, 04/01/2027	325	350
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (B)(C)	1,000	907
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,324
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,067
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,554
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,033
Florida State, Village Community Development District No. 13, SAB
1.800%, 05/01/2026	545	499
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	$3,695	$3,959
Jacksonville, Special Revenue Authority, RB
5.000%, 10/01/2027	4,265	4,481
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2035	3,000	3,306
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ –
5.000%, 0 (A)	970	996
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,121
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,604
Leesburg, Village Community Development District No. 14, SAB
5.125%, 05/01/2037	1,225	1,275
4.750%, 05/01/2032	200	207
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,580
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,058
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	448
5.000%, 04/01/2031	910	945
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,369
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,799
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	325
5.000%, 10/01/2026	755	808
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,511
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,831
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (E)	125	111
0.000%, 10/01/2026 (E)	275	235
0.000%, 10/01/2027 (E)	360	295

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	$5,850	$6,115
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,075
Pompano Beach, RB
1.450%, 01/01/2027	450	401
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,639
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	239
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,274
3.750%, 11/15/2025	835	785
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,262
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (E)	305	166
Tampa, Water & Wastewater System, Ser A, RB
5.000%, 10/01/2052	2,500	2,773
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	809
4.000%, 10/15/2035	270	265
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	624

		134,408

Georgia — 2.6%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (B)	300	286
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,630
5.000%, 07/01/2036	1,000	1,084
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	5,010	5,346
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (B)	785	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	$1,075	$1,117
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,061
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	842
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (C)	710	673
4.000%, 01/01/2054	1,500	1,282
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	377
4.000%, 07/01/2052 (B)	1,205	1,224
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,096
Georgia State, Main Street Natural Gas, Ser B, RB
2.468%, 04/01/2048 (B)	1,865	1,853
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (B)	6,640	6,659
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (B)	4,000	4,067
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	782
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,099
5.000%, 01/01/2035	1,500	1,583
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	579
4.000%, 01/01/2041	650	624
4.000%, 01/01/2046	500	465
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,434
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	572
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,186
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,719
5.000%, 07/01/2027	1,390	1,448

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (B)	$730	$649

		49,485

Guam — 0.2%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,190
5.000%, 10/01/2033	2,205	2,396

		4,586

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,200
Hawaii State, Ser FW, GO
4.000%, 01/01/2034	2,000	2,111
4.000%, 01/01/2037	4,500	4,592

		9,903

Idaho — 0.2%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023 (D)	430	435
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	563
5.000%, 03/01/2031	320	362
5.000%, 03/01/2032	500	568
4.000%, 03/01/2033	575	569
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
3.000%, 05/01/2041	1,500	1,185
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	950

		4,632

Illinois — 10.2%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (E)	325	302
Chicago, Airport Authority, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,104
Chicago, Airport Authority, O'Hare International Airport, RB
5.500%, 01/01/2027	2,000	2,019
Chicago, Airport Authority, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	$5,000	$5,185
5.000%, 01/01/2036	1,290	1,348
5.000%, 07/01/2038	1,500	1,540
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,197
5.000%, 01/01/2032	5,840	6,106
5.000%, 01/01/2035	3,500	3,684
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,608
Chicago, Airport Authority, O'Hare International Airport, Ser E, RB
5.000%, 01/01/2032	510	576
Chicago, Board of Education, RB
5.000%, 04/01/2033	500	522
5.000%, 04/01/2034	620	645
5.000%, 04/01/2036	445	462
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,514
4.000%, 12/01/2047	530	465
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	692
5.000%, 12/01/2028	100	107
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,960
5.000%, 12/01/2046	640	656
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	3,043
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024 (D)	1,000	1,033
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,253
5.250%, 01/01/2029	1,210	1,236
5.000%, 01/01/2023	355	357
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,192
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,558
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	585
4.000%, 12/01/2055	2,000	1,784
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,938
5.000%, 11/01/2027	2,360	2,506
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,037
5.000%, 11/01/2034	1,500	1,541

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	$5,000	$5,392
Cook County, Ser A, GO
5.000%, 11/15/2029	500	566
5.000%, 11/15/2033	450	498
Cook County, Ser B, GO
4.000%, 11/15/2026	730	765
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,344
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	630
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	3,485
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,540
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (B)	605	625
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,988
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2022	175	175
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,472
Illinois State, Finance Authority, Northwestern University, RB
5.000%, 12/01/2026	2,500	2,696
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	3,860	4,113
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
5.500%, 07/01/2028	1,000	1,023
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,090
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	$500	$507
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	403
5.000%, 02/15/2031	365	366
Illinois State, GO
5.500%, 05/01/2030	3,750	4,194
5.375%, 05/01/2023	165	168
5.250%, 02/01/2030	3,350	3,432
5.250%, 02/01/2032	935	957
5.000%, 11/01/2036	2,970	3,063
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,308
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,683
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,169
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,787
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,179
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	735
5.000%, 03/01/2029	895	966
5.000%, 03/01/2030	2,000	2,169
5.000%, 12/01/2034	780	813
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,089
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,176
5.000%, 10/01/2031	810	875
4.000%, 10/01/2035	4,020	3,856
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	203
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,021
5.000%, 11/01/2025	1,585	1,661
5.000%, 11/01/2028	1,000	1,067
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,652
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,315	1,490
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 01/01/2031	3,035	3,060
5.000%, 12/01/2032	2,000	2,134

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	$1,250	$1,287
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	891
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	248
5.000%, 02/01/2027	1,055	1,154
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	3,275	3,539
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	672
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	1,500	1,727
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	262
5.000%, 12/15/2032	255	266
5.000%, 12/15/2033	300	312
5.000%, 12/15/2034	400	416
4.000%, 12/15/2042	2,910	2,651
4.000%, 12/15/2047	4,265	3,772
4.000%, 06/15/2052	1,605	1,391
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	6,100	6,562
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	384
5.000%, 01/01/2027	2,000	2,163
5.000%, 01/01/2028	380	417
5.000%, 01/01/2033	3,000	3,384
5.000%, 01/01/2034	3,760	4,031
5.000%, 01/01/2036	3,750	4,076
5.000%, 01/01/2037	1,000	1,065
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	217
University of Illinois, Ser A, RB
5.000%, 04/01/2028	5,245	5,334

		196,927

Indiana — 1.6%
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,936
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	$2,000	$2,109
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,878
4.000%, 10/01/2035	2,725	2,765
4.000%, 10/01/2036	1,485	1,496
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 07/01/2051	325	318
3.000%, 07/01/2052	790	765
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	425	420
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,522
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,504
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (B)	5,000	5,207

		30,056

Iowa — 0.3%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,543
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	191
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,074
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	610	577
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (B)	1,000	1,045

		5,430

Kansas — 0.2%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	3,500	3,701

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	$870	$822

		4,523

Kentucky — 1.9%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (B)	15,280	15,395
4.000%, 12/01/2050 (B)	1,775	1,788
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (B)	2,945	2,921
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (B)	15,725	15,859
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (B)	1,175	1,247

		37,210

Louisiana — 1.1%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (A)	1,000	1,061
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
2.103%, 05/01/2043 (B)	395	380
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	1,500	1,566
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (C)	400	402
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,203
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,381
5.000%, 10/01/2036	1,550	1,676
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,128
5.000%, 01/01/2032	2,100	2,172
5.000%, 01/01/2033	2,100	2,169
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (B)	$1,000	$950
2.100%, 06/01/2037 (B)	2,750	2,711
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (B)	590	564

		21,929

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	193
4.000%, 07/01/2037	265	261

		454

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	435	433
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,569
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,126
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
4.000%, 07/01/2035	1,000	988
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,270
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,325
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,206
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	1,625	1,714
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,942

		24,573

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	$1,500	$1,592
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (C)	120	125
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	338
5.000%, 10/01/2029	250	285
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
2.100%, 07/01/2049 (B)(C)	550	546
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,026
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	156
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,279
Massachusetts State, Development Finance Agency, Wellforce Project, Ser A, RB
5.000%, 07/01/2034	1,325	1,421
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	301
5.000%, 10/01/2023	300	307
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,044
5.000%, 07/01/2030	1,125	1,237
5.000%, 07/01/2031	1,500	1,655
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,631
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	989
5.000%, 07/01/2028	1,750	1,919
5.000%, 07/01/2029	1,925	2,113
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
5.000%, 06/15/2026	2,500	2,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, Ser 221, RB
3.000%, 12/01/2050	$355	$347
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,454
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	2,006
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,330
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,470
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	2,500	2,762
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,783
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,086
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,324
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,320

		47,520

Michigan — 1.9%
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,123
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,953
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,329
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	483
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,082
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2030	1,000	1,042

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
5.000%, 07/01/2034	$2,565	$2,704
Michigan State, Finance Authority, Henry Ford Health System, Ser A, RB
4.000%, 11/15/2050	1,500	1,378
Michigan State, Finance Authority, Hospital Sparrow Project, RB
5.000%, 11/15/2033	2,755	2,864
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,150
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	221
0.400%, 10/15/2023	650	626
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	363
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	215	216
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,601
Utica, Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,657
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,387
5.000%, 12/01/2031	1,800	1,916

		36,095

Minnesota — 0.6%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,277
5.500%, 01/01/2031	1,085	1,027
5.250%, 01/01/2037	475	347
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	528
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	328
5.000%, 01/01/2031	300	326
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	878
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	211
3.000%, 10/01/2041	1,000	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 07/01/2052	$1,360	$1,321
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,410	1,380
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	369
5.000%, 10/01/2027	600	632
Minnesota State, Various Purpose, Ser A, GO
5.000%, 09/01/2024	1,300	1,365

		10,791

Mississippi — 0.2%
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 12/01/2050	110	108
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	401
5.000%, 10/15/2023	285	292
5.000%, 10/15/2029	300	334
5.000%, 10/15/2030	850	941
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,061

		3,137

Missouri — 1.3%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,021
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
5.000%, 01/01/2032	1,000	1,103
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,145
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,073
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	827
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	900	906
3.250%, 05/01/2051	1,375	1,356
3.250%, 11/01/2052	805	792

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	$610	$607
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	1,850	1,908
5.000%, 01/01/2028	1,400	1,444
5.000%, 01/01/2029	2,000	2,084
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,448
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	641
5.000%, 07/01/2033	625	670
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (C)	2,350	2,257

		25,282

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
5.250%, 05/15/2029	1,130	1,150

Nebraska — 1.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,071
5.000%, 09/01/2036	3,140	3,349
5.000%, 09/01/2037	2,860	3,047
5.000%, 09/01/2042	730	769
Nebraska State, Investment Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 03/01/2052	1,135	1,100
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
3.000%, 09/01/2050	2,410	2,353
Nebraska State, Public Power District, Ser A, RB
5.000%, 01/01/2033	1,000	1,096
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	801
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,777
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2027	1,500	1,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (B)	$700	$660

		21,650

Nevada — 1.1%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,713
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,342
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,090
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,141
Clark County, School District, Ser C, GO
5.000%, 06/15/2026	1,805	1,960
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,465
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	208
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	544
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,203
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	566
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	624
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	433
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (C)	130	126

		20,415

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	296
4.000%, 01/01/2030	285	278
4.000%, 01/01/2031	290	281
4.000%, 01/01/2051	670	569

		1,424

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	$890	$946
4.000%, 06/01/2031	4,070	4,343
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,193
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,100
5.000%, 06/01/2037	1,225	1,310
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,775	1,794
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Pre-Refunded @ 100
5.250%, 06/15/2025 (A)	4,750	5,108
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	3,000	3,174
5.000%, 06/15/2026	3,020	3,182
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	124
New Jersey State, GO
5.000%, 06/01/2027	1,000	1,063
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,360
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,769
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,501
5.000%, 12/01/2028	1,450	1,577
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,628

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	$2,000	$2,153
5.000%, 06/15/2030	3,585	3,842
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	293
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,060
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,345
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,408
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,085
New Jersey State, Turnpike Authority, Ser D-3, RB, AGM
5.250%, 01/01/2026	2,500	2,691
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,380
5.000%, 01/01/2032	6,000	6,593
5.000%, 01/01/2033	350	383
Newark, Board of Education, GO
5.000%, 07/15/2023	300	307
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	570
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	299
5.000%, 01/01/2033	425	443
5.000%, 01/01/2034	570	591
5.000%, 01/01/2035	570	588
5.000%, 01/01/2036	570	586
5.000%, 01/01/2037	570	584

		70,373

New Mexico — 0.8%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Pre-Refunded @ 100
5.000%, 08/01/2025 (A)	1,130	1,209
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA FNMA FHLMC
3.500%, 01/01/2051	955	951

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 01/01/2052	$345	$337
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	12,443
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	627

		15,567

New York — 7.5%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	660	617
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	132
Long Island, Power Authority, RB
5.000%, 09/01/2033	250	274
5.000%, 09/01/2034	1,000	1,091
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,984
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,437
0.850%, 09/01/2050 (B)	1,500	1,363
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	1,920	1,935
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (B)	1,000	1,031
5.000%, 11/15/2045 (B)	500	549
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2029	4,140	4,250
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,235
4.000%, 11/15/2032	1,500	1,521
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,051
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,468
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	$5,000	$5,307
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	306
3.000%, 01/01/2034	740	671
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	122
5.000%, 03/01/2030	100	113
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	508
5.000%, 08/01/2032	1,810	2,055
5.000%, 08/01/2047	1,250	1,340
4.000%, 08/01/2037	4,000	3,991
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	505
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,763
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,347
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,676
New York City, Sub-Ser A, GO
4.000%, 08/01/2038	1,110	1,095
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.000%, 11/01/2033	925	1,046
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
5.000%, 08/01/2025	7,750	8,292
4.000%, 11/01/2024	1,420	1,466
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	187
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	403
New York City, Water & Sewer System, Sub-Ser A2, RB
0.880%, 06/15/2044 (B)	3,500	3,500
New York City, Water & Sewer System, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,503

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
5.250%, 01/01/2034	$910	$922
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2033	3,250	3,577
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2031	5,000	5,539
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	5,000	5,349
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,132
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,756
3.000%, 03/15/2041	1,500	1,245
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,157
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
3.000%, 02/15/2042	610	503
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
1.200%, 11/15/2028	1,355	1,142
New York State, Liberty Development Authority, 4 World Trade Center Project, Ser A-BAM-TCRS, RB, BAM
3.000%, 11/15/2051	2,170	1,589
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	998
3.150%, 04/01/2024	920	918
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,003
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,907
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,156
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	$4,000	$4,121
5.000%, 10/01/2035	2,625	2,732
4.000%, 10/01/2030	4,550	4,480
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	129
5.000%, 12/01/2025	115	120
5.000%, 12/01/2033	775	826
5.000%, 12/01/2036	4,000	4,213
5.000%, 12/01/2037	3,000	3,155
3.000%, 08/01/2031	3,000	2,793
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	602
5.000%, 12/01/2030	125	139
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	3,335	3,452
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
5.000%, 03/15/2031	3,500	3,545
4.000%, 03/15/2043	2,315	2,209
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,933
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,055
5.000%, 06/01/2030	525	558
5.000%, 06/01/2031	525	556
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (C)	1,055	988
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,117

		144,137

North Carolina — 1.1%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,424
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,661
5.000%, 07/01/2027	1,500	1,664
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (B)	5,000	5,674

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (B)	$1,565	$1,531
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	491
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
2.500%, 10/01/2024	740	719
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	285
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	781
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	624
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	2,500	2,666
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	2,000	2,198

		20,718

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
3.550%, 07/01/2033	380	378
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser B, RB
3.000%, 07/01/2052	955	926

		1,304

Ohio — 1.9%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	838
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,169
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,707
3.000%, 06/01/2048	800	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	$1,600	$1,522
0.000%, 06/01/2057 (E)	3,035	366
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,097
Franklin County, Hospital Facilities, Nationwide Children's Hospital, RB
1.460%, 05/01/2029 (B)	4,500	4,500
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,668
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (B)	990	1,007
Ohio State, Capital Facilities Correctional Building Fund Project, RB
5.000%, 10/01/2030	2,655	2,944
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2029	2,615	2,879
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	714
5.000%, 07/01/2037	300	313
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,381
Ohio State, Hospital Revenue, Ser B, RB
5.000%, 01/15/2050 (B)	3,230	3,399
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	690
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (C)	1,100	1,066

		36,852

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,403

Oregon — 0.9%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	488

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	$250	$262
5.000%, 06/15/2025	275	294
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	280
5.000%, 08/15/2034	1,000	1,089
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,182
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
5.000%, 04/01/2030	2,150	2,277
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,551
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,037
5.000%, 06/01/2035	2,500	2,607
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,168
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,929
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (E)	1,000	865

		17,029

Pennsylvania — 6.1%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,393
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (C)	1,850	1,881
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,063
Delaware Valley, Regional Finance Authority, Ser C, RB
2.030%, 09/01/2048 (B)	4,000	3,997
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (A)	1,600	1,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	$2,000	$2,083
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,121
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	2,500	2,322
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	3,013
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,664
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,759
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	256
4.000%, 04/01/2025	650	673
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,216
5.000%, 06/01/2033	3,500	3,795
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,550
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,741
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
3.000%, 10/01/2051	1,905	1,872
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,439
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,539
5.000%, 12/01/2035	1,000	1,084
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	1,944

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A-1, RB
5.000%, 12/01/2045	$620	$638
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,185
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
5.000%, 12/01/2030	4,260	4,453
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,241
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	474
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,063
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	755
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,725	4,981
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,320
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,688
5.000%, 09/01/2030	1,000	1,104
5.000%, 09/01/2034	1,410	1,557
5.000%, 09/01/2036	2,000	2,132
4.000%, 09/01/2035	5,000	5,078
4.000%, 09/01/2038	3,000	2,971
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	27
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,652
5.000%, 09/01/2030	7,975	8,536
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,707
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,267

		116,905

Puerto Rico — 3.2%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,990	2,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (F)	$1,000	$810
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (F)	3,035	2,458
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (F)	2,940	2,381
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,814	1,619
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	5,274	5,030
0.000%, 07/01/2046 (E)	14,830	4,229
0.000%, 07/01/2051 (E)	24,042	5,097
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,603
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	13,040	12,659
Puerto Rico, Ser A1, GO
5.750%, 07/01/2031	1,507	1,650
5.625%, 07/01/2027	3,400	3,604
4.000%, 07/01/2033	1,429	1,336
4.000%, 07/01/2035	1,284	1,178
4.000%, 07/01/2037	655	585
4.000%, 07/01/2041	2,795	2,432
4.000%, 07/01/2046	223	188
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(G)	12,543	6,460

		62,741

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,531

South Carolina — 1.3%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,193
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	500
5.000%, 01/01/2025	385	405
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	635	637

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (C)	$1,870	$1,967
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,437
5.000%, 07/01/2030	1,500	1,619
4.000%, 07/01/2035	1,160	1,154
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	407
5.000%, 12/01/2031	540	593
5.000%, 12/01/2036	2,750	2,945
4.000%, 12/01/2034	2,000	1,974
4.000%, 12/01/2036	2,250	2,186
4.000%, 12/01/2038	175	166
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,959

		26,142

South Dakota — 0.2%
South Dakota State, Educational Enhancement Funding, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	1,000	1,019
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	884
5.000%, 11/01/2028	900	957
5.000%, 11/01/2035	1,005	1,047
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 11/01/2051	145	142
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	840	848

		4,897

Tennessee — 0.7%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,071
5.000%, 08/01/2035	420	442
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2031	3,000	3,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Ser A, RB
5.000%, 05/15/2029	$2,040	$2,077
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (B)	2,500	2,526
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,662
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	705	707

		13,512

Texas — 9.4%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	907
5.000%, 08/15/2040	695	774
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,109
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,660
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	944
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	491
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	1,350	1,442
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	759
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	216
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,587
5.000%, 08/15/2033	6,500	6,709
5.000%, 08/15/2037	1,475	1,516
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (B)	640	601
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,096
4.000%, 08/15/2032	1,000	1,049
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,609

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	$1,500	$1,667
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
5.000%, 02/15/2032	5,500	6,210
Dallas City, Convention Center Hotel Project, Ser A, RB
5.250%, 01/01/2023	3,495	3,502
Dallas City, GO
5.000%, 02/15/2026	4,400	4,758
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,023
4.000%, 08/15/2034	480	475
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,062
5.000%, 11/01/2031	1,250	1,324
5.000%, 11/01/2032	2,500	2,633
5.000%, 11/01/2033	1,175	1,236
5.000%, 11/01/2034	1,000	1,049
5.000%, 11/01/2035	1,000	1,048
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	3,885
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
5.250%, 11/01/2026	2,250	2,322
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	263
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2029	2,000	2,155
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	8,067
El Paso, GO
5.000%, 08/15/2034	2,050	2,200
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,891
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,141
Harris County, Cultural Education Facilities Finance, TECO Project, RB
5.000%, 11/15/2028	1,250	1,387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	$2,500	$2,596
5.000%, 11/15/2029	2,325	2,411
5.000%, 11/15/2030	3,310	3,427
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,130
Harris County, Ser A, GO
5.000%, 10/01/2028	3,600	3,859
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	277
5.000%, 12/01/2032	300	318
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	4,115
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,660
5.000%, 07/01/2032	1,500	1,600
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,988
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	193
4.000%, 09/01/2025	215	222
4.000%, 09/01/2026	160	167
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,054
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,804
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	641
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	320
North East Texas, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2052 (B)	3,175	3,159
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2027	5,560	6,100
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,944
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	6,410	6,756
5.000%, 01/01/2034	7,285	7,688
5.000%, 01/01/2035	1,000	1,074

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	$1,775	$1,892
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,107
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,235
5.000%, 02/01/2023	940	950
5.000%, 02/01/2035	375	422
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,594
5.000%, 02/01/2034	1,700	1,907
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,069
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (B)	735	708
San Antonio, Tax Notes, RB
5.000%, 08/01/2024	2,185	2,290
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,585
Tarrant County, Cultural Education Facilities Finance, Ser A, RB
5.000%, 07/01/2053 (B)	2,000	2,226
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,067
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,579
Texas State, Ser B, GO
4.000%, 08/01/2030	625	649
4.000%, 08/01/2031	435	451
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (A)	3,000	3,120
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,855
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,098
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,131
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Houston, Ser C, RB
5.000%, 02/15/2029	$3,000	$3,226
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	4,000	4,300
University of Texas, Ser B, RB
5.000%, 07/01/2027	2,285	2,385
Uptown Development Authority, TA
4.000%, 09/01/2033	400	387
4.000%, 09/01/2035	275	262

		181,866

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,222
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,607
Utah State, GO
3.000%, 07/01/2034	495	471
Utah State, Transit Authority, Sub-Ser, RB, BAM
5.000%, 12/15/2032	1,585	1,759

		9,059

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	265	265

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,103

Virginia — 2.4%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	299
5.000%, 07/01/2027	250	271
5.000%, 07/01/2028	375	411
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,323
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (B)	1,320	1,292
Hampton Roads, Transportation Accountability Commission, Ser A, RB
5.000%, 07/01/2026	1,205	1,312

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	$780	$836
5.000%, 10/01/2047	1,225	1,293
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (B)	1,035	1,165
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,417
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	3,000	3,380
5.000%, 02/01/2031	5,000	5,487
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,612
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,148
5.000%, 06/30/2042	2,000	2,091
5.000%, 12/31/2047	440	455
4.000%, 07/01/2030	1,140	1,153
4.000%, 07/01/2031	365	367
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	517
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (E)	41,470	10,221

		46,050

Washington — 2.4%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,402
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,540
5.000%, 04/01/2036	1,500	1,584
5.000%, 08/01/2041	1,000	1,071
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,011
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,550
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,768
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, Ser C, RB
5.000%, 07/01/2031	1,500	1,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, GO
4.000%, 07/01/2036	$4,500	$4,643
Washington State, Health Care Facilities Authority, RB
5.000%, 07/01/2027	1,250	1,310
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	982	895
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (C)	745	709
Washington State, Ser R-2015C, GO
5.000%, 07/01/2032	5,000	5,264
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,878
Washington State, Ser R-2018D, GO
5.000%, 08/01/2032	5,000	5,493
Washington State, Various Purpose, Ser 2015-A1, GO
5.000%, 08/01/2030	2,540	2,653

		47,362

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (B)	2,300	2,277
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,396
5.000%, 06/01/2032	1,510	1,680
5.000%, 06/01/2034	1,000	1,104
5.000%, 06/01/2035	1,005	1,109

		7,566

Wisconsin — 2.2%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	537
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	492
4.000%, 04/01/2039	295	287
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (E)	370	288
Wisconsin State, GO
5.000%, 11/01/2026	1,285	1,417

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	$4,155	$4,573
5.000%, 08/15/2054 (B)	2,000	2,159
1.680%, 08/15/2054 (B)	1,125	1,095
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	4,091
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,951
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	597
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,195
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	472
5.000%, 11/01/2030	1,035	1,025
5.000%, 11/01/2039	1,135	1,070
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	650
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,723
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	975	952
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (B)	240	222
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (C)	1,390	1,241
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2039	475	494
5.000%, 07/01/2040	325	337
5.000%, 07/01/2041	750	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$234
4.000%, 07/01/2028	225	235
4.000%, 07/01/2029	225	234
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,426
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,547
5.000%, 02/01/2052	1,680	1,741
5.000%, 02/01/2062	815	835
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,298
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	288
4.000%, 10/01/2026	300	302
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	250

		42,160

Total Municipal Bonds
(Cost $1,966,495) ($ Thousands)		1,907,681

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	682,393	682

Total Cash Equivalent
(Cost $682) ($ Thousands)		682

Total Investments in Securities — 98.9%
(Cost $1,967,177) ($ Thousands)		$1,908,363

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $1,929,383 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $39,146 ($ Thousands), representing 2.0% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Zero coupon security.
(F)	Security is in default on interest payment.
(G)	No interest rate available.

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,907,681	–	1,907,681
Cash Equivalent	682	–	–	682
Total Investments in Securities	682	1,907,681	–	1,908,363

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$685	$135,119	$(135,122)	$—	$—	$682	682,393	$7	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.5%
Alabama — 7.9%
Baptist Health, Health Care Authority, Ser B, RB
1.930%, 11/01/2042 (A)	$2,035	$2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
2.220%, 11/15/2037 (A)	1,425	1,425
Black Belt, Energy Gas District, RB
2.618%, 12/01/2048 (A)	13,510	13,406
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,284
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,008
4.000%, 12/01/2024	1,765	1,775
4.000%, 12/01/2025	7,520	7,565
4.000%, 10/01/2052 (A)	2,500	2,504
Columbia, Industrial Development Board, Alabama Power Company Project, RB
1.020%, 12/01/2037 (A)	11,400	11,400
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	554
4.000%, 12/01/2024	500	505
4.000%, 12/01/2025	730	739
4.000%, 12/01/2050 (A)	10,000	10,096
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	999
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	4,965
Southeast Alabama, Energy Authority, Cooperative District Project, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
2.568%, 06/01/2049 (A)	$17,500	$17,260
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,930
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
2.150%, 04/01/2049 (A)	2,500	2,478
Taylor-Ryan, Improvement District, RB
1.650%, 11/01/2035 (A)(B)	100	100
University of South Alabama, RB
4.000%, 04/01/2023	425	429

		89,786

Alaska — 0.4%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,090
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	705
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	600	620
4.000%, 06/01/2023	500	505

		3,920

Arizona — 1.0%
Arizona State, Health Facilities Authority, Ser B, RB
1.750%, 01/01/2046 (A)	1,000	989
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2024	200	206
5.000%, 02/01/2025	450	473
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
5.000%, 06/01/2049 (A)	1,680	1,734
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,477
Maricopa County, Industrial Development Authority, Banner Health, RB
2.070%, 01/01/2035 (A)	3,765	3,743
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,034

		11,656

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 4.3%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
0.000%, 09/01/2023 (C)	$1,500	$1,461
Bay Area, Toll Authority, RB
1.780%, 04/01/2056 (A)	1,250	1,244
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	547
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	460
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.000%, 10/01/2023 (C)	1,120	1,088
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
1.850%, 08/01/2047 (A)	2,500	2,467
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,431
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	1,976
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	245
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,780	1,880
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
2.140%, 07/01/2041 (A)	2,925	2,925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
2.050%, 07/01/2040 (A)	4,025	4,025
Cathedral, Redevelopment Agency, Successor Agency, TA
4.000%, 08/01/2023	100	101
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	250
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
1.900%, 10/01/2058 (A)(D)	8,745	8,745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8082, RB
1.900%, 10/01/2058 (A)(B)(D)	$3,950	$3,950
Long Beach, Harbor Revenue, Private Activity, AMT, RB
5.000%, 05/15/2023	1,970	2,002
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2024	1,000	1,036
Los Angeles, RB
4.000%, 06/29/2023	1,000	1,014
Mizuho Floater, Ser 2019-MIZ9002, Special Tax
1.750%, 07/07/2036 (A)(B)(D)	3,000	3,000
Mizuho Floater, Ser 2020-MIZ9011, RB
1.750%, 12/01/2036 (A)(B)(D)	3,388	3,388
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	456
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (C)	200	187
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
1.700%, 07/01/2032 (A)(B)(D)	1,744	1,744
Tender Option Bond Trust Receipts, Ser 2021-XG0318, RB
1.560%, 06/15/2055 (A)(D)	1,600	1,600
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2023	1,240	1,253
5.000%, 04/01/2024	1,100	1,129

		49,604

Colorado — 1.7%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,115	1,160
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,104
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
1.550%, 04/01/2023	4,475	4,450
Denver City & County, Airport System Revenue, Ser B, RB
5.000%, 11/15/2025	2,270	2,283
E-470, Public Highway Authority, Ser B, RB
1.884%, 09/01/2039 (A)	3,850	3,810
Mizuho Floater, Ser 2021-MIZ9068, RB
1.750%, 07/01/2034 (A)(B)(D)	1,528	1,528

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	$350	$360
5.000%, 07/15/2024	615	628
5.000%, 01/15/2025	300	310
5.000%, 07/15/2025	440	458
3.000%, 01/15/2026	405	398
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,779

		21,268

Connecticut — 2.0%
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	554
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	2,974
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,957
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (E)	500	514
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	474
0.250%, 05/15/2024	750	719
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,316
Connecticut State, Housing Finance Authority, Ser A4, RB
1.800%, 11/15/2050 (A)	5,500	5,467
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	585	589
Connecticut State, Ser D, GO
5.000%, 09/15/2024	2,250	2,360
5.000%, 09/15/2025	1,500	1,607
Connecticut State, SIFMA Index Project, Ser A, GO
2.490%, 03/01/2025 (A)	1,815	1,840
2.450%, 03/01/2024 (A)	2,155	2,179
2.400%, 03/01/2023 (A)	1,075	1,079

		23,629

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	$5,100	$4,822

District of Columbia — 1.7%
District of Columbia, Hospital Refunding, Childrens Hospital, RB
5.000%, 07/15/2023	515	525
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,906
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
0.700%, 06/01/2024 (A)	2,690	2,640
District of Columbia, Housing Finance Agency, Strand Residences Project, RB
2.500%, 02/01/2039 (A)	500	497
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,594
5.000%, 10/01/2023	5,225	5,350

		20,512

Florida — 3.5%
Capital Trust Agency, College Park Towers Apartments Project, RB
1.250%, 05/01/2024 (A)	1,500	1,484
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	5,815	6,121
Florida State, Municipal Power Agency, St. Lucie Project, Ser A, RB
5.000%, 10/01/2026	3,010	3,017
Gainesville, Utilities System Revenue Authority, Ser B, RB
0.900%, 10/01/2042 (A)	1,000	1,000
Highlands County, Health Facilities Authority, Adventist Health System, RB
1.500%, 11/15/2037 (A)	5,000	5,000
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	643
5.000%, 10/01/2024	1,500	1,578
5.000%, 10/01/2025	1,375	1,476
5.000%, 10/01/2026	1,250	1,366
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	846
Lee Memorial Hosptial, Health System, RB
1.810%, 04/01/2049 (A)	6,200	6,200

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
0.250%, 12/01/2023 (A)	$1,000	$993
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
1.875%, 11/01/2048 (A)	500	486
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	650
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	227
4.000%, 10/01/2025	235	238
Tender Option Bond Trust Receipts, Ser 2018-XM0676, RB
1.750%, 04/01/2053 (A)(D)	3,000	3,000
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
1.670%, 07/01/2027 (A)(D)	6,930	6,930

		41,255

Georgia — 4.2%
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,776
2.750%, 12/01/2032 (A)	2,075	2,072
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.875%, 12/01/2049 (A)	4,000	3,964
2.250%, 10/01/2032 (A)	500	497
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	552
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,053
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2024	1,100	1,108
4.000%, 03/01/2026	500	511
4.000%, 09/01/2026	415	424
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	671
4.000%, 08/01/2049 (A)	7,250	7,418
2.468%, 04/01/2048 (A)	6,500	6,458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	$1,540	$1,535
Georgia State, Main Street Natural Gas, Ser E, RB
2.070%, 08/01/2048 (A)	1,500	1,493
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	10,670	10,848
Georgia State, Municipal Electric Authority, Project One, Sub-Ser, RB
5.000%, 01/01/2023	1,000	1,008
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	715
Tender Option Bond Trust Receipts, Ser 2020-XM0871, RB
1.670%, 01/01/2026 (A)(D)	5,835	5,835

		48,938

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,020

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	395	402
4.000%, 09/01/2025	410	421
4.000%, 09/01/2026	425	438

		1,261

Illinois — 5.7%
Chicago Heights, Olympic Village Apartments Project, RB
2.875%, 08/01/2027 (A)	2,000	1,966
Chicago, O'Hare International Airport, RB
5.000%, 01/01/2023	875	881
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	564
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,950
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (D)	280	274
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	30
Chicago, Waterworks Revenue Authority, Ser A, RB
5.000%, 11/01/2023	3,000	3,005

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	$1,540	$1,567
4.000%, 12/01/2024	1,605	1,646
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	527
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,010
Cook County, Ser B, GO
4.000%, 11/15/2022	2,000	2,006
Cook County, Ser C, GO
5.000%, 11/15/2024	500	503
Geneva City, GO
4.000%, 02/01/2026	400	416
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	3,657
Illinois State, Finance Authority, Advocate Health Care, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (F)	600	611
Illinois State, Finance Authority, Field Museum of Natural History, RB
2.803%, 11/01/2034 (A)	2,000	1,986
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,550
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	256
Illinois State, GO
5.000%, 07/01/2023	420	427
5.000%, 08/01/2023	1,075	1,094
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	974
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB
2.500%, 05/15/2050 (A)(B)	1,000	1,001
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	15,750
5.000%, 03/01/2023	1,000	1,010
Illinois State, Ser C, GO
4.000%, 03/01/2024	6,550	6,626
Illinois State, Ser D, GO
5.000%, 11/01/2022	4,000	4,014
5.000%, 11/01/2024	255	264
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	$1,000	$1,027
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	201
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,070
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	754
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2023	1,270	1,292
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,048
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	206
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	226
4.000%, 12/30/2023	250	254
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	200
3.000%, 12/01/2023	220	221
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
0.000%, 11/01/2022 (C)	1,625	1,618

		64,703

Indiana — 2.8%
Brownsburg, 1999 School Building, RB
1.750%, 02/01/2023 (D)	2,795	2,788
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	200
3.000%, 07/15/2023	200	201
3.000%, 01/15/2024	250	251
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	517
4.000%, 08/01/2025	810	843
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,085
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,741

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	$1,400	$1,427
5.000%, 06/01/2025	650	687
Indianapolis, Local Public Improvement Bond Bank, Ser D, AMT, RB
5.000%, 01/01/2026	750	768
Marion, High School Building, Ser A, RB
4.000%, 01/15/2023	230	231
Rockport City, Indiana Pollution Control Revenue Bonds, AEP Generating Company Project, Ser 1995A, RB
1.350%, 07/01/2025 (A)	1,000	1,000
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,552
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	5,066

		33,357

Kansas — 0.9%
Kansas State, Department of Transportation, Ser C, RB
2.295%, 09/01/2024 (A)	2,500	2,489
2.195%, 09/01/2023 (A)	8,525	8,522

		11,011

Kentucky — 2.3%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,050	2,155
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,438
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,565
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 12/01/2022	2,000	2,005
Louisville & Jefferson County, Metropolitan Government & Health System, Norton Healtcare, Inc., RB
5.000%, 10/01/2047 (A)	1,000	1,023
Louisville & Jefferson County, Metropolitan Sewer District, Sub-Ser, RB
3.000%, 10/14/2022	3,500	3,502
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rural, Water Financing Agency, RB
0.400%, 05/01/2023	$2,135	$2,095

		25,711

Louisiana — 2.0%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
2.103%, 05/01/2043 (A)	1,985	1,912
0.600%, 05/01/2043 (A)	4,640	4,526
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,854
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,235
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2010B, RB
2.000%, 10/01/2040 (A)	2,000	1,998
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,027
Louisiana State, Stadium & Exposition District, RB
4.000%, 07/03/2023	500	503
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,890

		21,945

Maryland — 2.1%
Maryland State, Community Development Administration, South Street Senior, LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,970
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (D)	4,000	3,916
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,000
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,549

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Trinity Health Credit Group Project, RB
2.030%, 12/01/2041 (A)	$2,000	$2,000
Tender Option Bond Trust Receipts, Ser 2018-XF2763, RB
1.670%, 05/01/2026 (A)(D)	5,500	5,500

		22,935

Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	360
5.000%, 04/01/2025	400	425
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2022	2,195	2,200
5.000%, 10/01/2023	2,400	2,464
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
2.100%, 07/01/2049 (A)(D)	6,250	6,207
Massachusetts State, Development Finance Agency, Salem Heights II Preservation Accociates, Ser B, RB
0.250%, 07/01/2024 (A)	1,000	975
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,040
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,230
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	738
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	474
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	596
5.000%, 07/01/2025	850	894
5.000%, 07/01/2026	1,000	1,068
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
2.000%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
0.450%, 12/01/2024	1,000	944
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,299

		23,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 2.6%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	$1,225	$1,237
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	975
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2023	585	596
Hazel Park, School District, GO, Q-SBLF
4.000%, 05/01/2023	1,515	1,529
Michigan State, Finance Authority, Bronson Healthcare Group, RB
3.500%, 11/15/2044 (A)	2,450	2,453
Michigan State, Finance Authority, Local Government Loan Program, RB, AGM
5.000%, 07/01/2023	1,335	1,363
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	3,860
Michigan State, Housing Development Authority, Cambridge Square of Flint Apartments, RB
1.500%, 11/01/2023 (A)	3,000	2,970
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,140
Saline, Area Schools, Ser III, GO, Q-SBLF
5.000%, 05/01/2023	1,035	1,053
5.000%, 05/01/2024	1,050	1,093
Tender Option Bond Trust Receipts, Ser 2020-XF0970, RB, Q-SBLF
1.650%, 05/01/2028 (A)(D)	5,350	5,350
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
1.560%, 10/15/2051 (A)(D)	300	300
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/2022	1,000	1,002

		29,921

Minnesota — 0.5%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	294
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
5.000%, 01/01/2023	400	403
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	356

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	$575	$525
1.050%, 07/01/2026	1,160	1,065
0.950%, 01/01/2026	1,155	1,070
0.875%, 07/01/2025	1,145	1,072
0.800%, 01/01/2025	570	540
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,521

		6,846

Mississippi — 0.6%
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	600
5.000%, 09/01/2023	855	875
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,909
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,371

		5,755

Missouri — 1.8%
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	223
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,617
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	485	522
Missouri State, Public Utilities Commission, RB
0.750%, 08/01/2023	5,000	4,885
Mizuho Floater, Ser 2020-MIZ9055, RB
1.750%, 06/01/2033 (A)(B)(D)	2,500	2,500
Mizuho Floater, Ser 2022-MIZ9086, RB
1.750%, 09/01/2034 (A)(B)(D)	2,555	2,555

		20,302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montana — 0.2%
Mizuho Floater, Ser 2021-MIZ9061, RB
1.750%, 06/01/2034 (A)(B)(D)	$2,015	$2,015

Nebraska — 0.6%
Gretna, COP
5.000%, 12/15/2025	2,000	2,101
Nebraska State, Public Power District, Ser A, RB
0.600%, 01/01/2051 (A)	4,200	4,123

		6,224

New Jersey — 5.7%
Bayonne, GO, AGM
0.000%, 07/01/2023 (C)	1,000	978
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	476
Hudson County, Improvement Authority, RB
3.000%, 04/17/2023	1,500	1,504
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,010
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	985
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,278
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,743
5.250%, 04/01/2027 (A)	3,320	3,588
5.000%, 06/15/2023	455	463
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,590	1,607
2.750%, 09/01/2025 (A)	1,050	1,051
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GGG, RB
5.250%, 09/01/2023 (D)	3,500	3,584
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	14,780	15,423

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	$2,850	$3,007
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB
3.125%, 02/01/2025 (A)	5,620	5,585
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,138
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2025	2,000	2,034
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,392
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/2023	500	514
New Jersey State, Turnpike Authority, Ser C, RB
2.395%, 01/01/2023 (A)	5,665	5,665
New Jersey State, Turnpike Authority, Ser D1, RB
2.495%, 01/01/2024 (A)	1,000	1,010
Newark, Board of Education, GO
5.000%, 07/15/2024	600	625
Newark, Ser A, GO
5.250%, 07/15/2024	1,000	1,039
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,568
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,108
Orange Township, GO, AGM
2.000%, 12/01/2022	845	844
Passaic, Ser A, GO
5.000%, 08/01/2024	695	725
5.000%, 08/01/2025	700	745
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,239

		65,928

New Mexico — 0.1%
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	617

New York — 11.5%
Canastota, Central School District, GO
4.000%, 06/28/2023	1,100	1,112
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
1.900%, 10/01/2045 (A)(B)(D)	1,945	1,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Greater Southern Tier, Board of Cooperative Educational Services District, RB
4.000%, 06/30/2023	$10,655	$10,724
Kenmore-Tonawanda, Union Free School District, GO
4.000%, 06/28/2023	3,855	3,887
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,307
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,851
0.850%, 09/01/2050 (A)	2,000	1,818
Long Island, Power Authority, Ser C, RB
2.545%, 05/01/2033 (A)	900	900
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	2,100	2,117
Metropolitan New York, Transportation Authority, Ser D, RB
1.950%, 11/15/2044 (A)	1,000	998
1.864%, 11/01/2035 (A)	2,855	2,768
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 09/01/2022	1,000	1,000
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
2.084%, 11/01/2032 (A)	1,000	977
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2022	400	402
5.000%, 12/01/2023	400	411
5.000%, 12/01/2024	550	569
New Paltz, Ser D, GO
1.500%, 10/07/2022	9,231	9,221
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,112
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	766
New York City, Housing Development Authority, RB
1.100%, 11/01/2059 (A)	12,500	12,074
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	3,000	2,774
New York City, Housing Development Authority, Ser S, RB
2.100%, 11/01/2058 (A)	440	438
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	772
New York City, Ser 3-REM, GO
1.520%, 04/01/2042 (A)	1,500	1,500

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser C, GO, AGC
2.100%, 10/01/2027 (A)	$4,275	$4,275
New York City, Sub-Ser A-4, GO, AGM
2.140%, 08/01/2026 (A)	1,450	1,450
New York City, Sub-Ser F-5, GO
0.900%, 06/01/2044 (A)	5,000	5,000
New York City, Water & Sewer System, Sub-Ser, RB
1.520%, 06/15/2033 (A)	1,000	1,000
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,885
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2024	1,025	1,073
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	2,000
0.850%, 11/01/2024	3,890	3,733
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
0.750%, 05/01/2025	3,500	3,295
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	5,000	4,824
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	251
5.000%, 12/01/2023	645	659
5.000%, 12/01/2026	1,000	1,060
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,848
5.000%, 12/01/2024	900	942
5.000%, 12/01/2025	800	849
5.000%, 12/01/2026	1,000	1,070
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,370	1,389
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
2.000%, 05/01/2047 (A)(D)	4,000	4,000
Onondaga County, Industrial Development Agency, Baldwinsville Senior Housing Preservation Project, Ser Senior HSG, RB
4.000%, 12/01/2024 (A)	5,950	6,034
Oyster Bay, GO
3.000%, 03/09/2023	4,000	4,014
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
1.560%, 05/15/2051 (A)(D)	600	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XG0321, RB
1.560%, 03/15/2048 (A)(D)	$2,505	$2,505
Tender Option Bond Trust Receipts, Ser 2022-ZL0225, RB
1.530%, 05/15/2028 (A)(D)	1,340	1,340
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2024	1,655	1,663
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,210
Utility Debt Securitization Authority, Ser A, RB
5.000%, 06/15/2026	525	548
Yonkers, Ser A, GO
5.000%, 09/01/2022	1,000	1,000
5.000%, 09/01/2023	1,000	1,024
4.000%, 02/15/2023	265	267
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	591
5.000%, 09/01/2025	750	799
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	282
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2022	700	702
5.000%, 10/15/2023	690	709
5.000%, 10/15/2024	500	525
5.000%, 10/15/2025	500	536

		133,395

North Carolina — 2.3%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H, RB
0.900%, 01/15/2048 (A)	1,860	1,860
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	944
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	946
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,870
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	20,380	20,983
University of North Carolina at Chapel Hill, Ser B, RB
0.820%, 02/15/2031 (A)	600	600

		27,203

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	$1,000	$948
Larimore, GO
0.850%, 05/01/2024	1,700	1,617

		2,565

Ohio — 2.7%
American Municipal Power, Carey Village Project, BAN
1.250%, 11/30/2022	310	309
American Municipal Power, Columbus Pioneer Village, BAN
1.250%, 12/01/2022	315	314
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,012
1.000%, 02/15/2048 (A)	1,465	1,401
American Municipal Power, Freemont Energy Center Project, RB
5.000%, 02/15/2023	500	506
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	940	974
American Municipal Power, Wapakoneta Project, RB
3.500%, 06/22/2023	1,000	1,003
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	750	781
Coshocton County, GO
2.875%, 07/07/2023	1,000	998
Dayton, School District, COP
3.000%, 12/01/2025	170	171
Fairview Park, City School District, GO
0.000%, 12/01/2022 (C)	515	512
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,872
Lorain County, Ser A, GO
2.500%, 05/03/2023	1,455	1,451
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,897
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,529
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
1.740%, 01/15/2033 (A)	1,405	1,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	$390	$396
Ohio State, Housing Finance Agency, Post Oak Station, RB
3.350%, 07/01/2025 (A)	2,865	2,862
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	628
Ohio State, University Hospital Project, RB
5.000%, 01/15/2023	200	202
5.000%, 01/15/2024	200	206
1.700%, 01/15/2049 (A)	1,500	1,500
Ohio State, University Hospital Project, Ser D, RB
5.000%, 01/15/2039 (A)	1,275	1,307
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
3.000%, 05/01/2023	5,000	4,969

		31,205

Oklahoma — 1.0%
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,002
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
1.625%, 07/06/2023	3,340	3,273
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
1.810%, 08/15/2031 (A)	800	800
1.750%, 08/15/2031 (A)	2,110	2,110
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	1,974
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
1.540%, 09/01/2045 (A)(B)(D)	1,365	1,365

		10,524

Oregon — 0.7%
Deschutes & Jefferson Counties, School District, GO
0.000%, 06/15/2024 (C)	470	448
Gilliam County, Solid Waste Disposal, Waste Management Project, AMT, RB
3.000%, 08/01/2025 (A)	4,400	4,381
Port of Morrow, Ser A, GO
4.000%, 06/01/2023	300	303

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	$275	$281
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	133
Tender Option Bond Trust Receipts, Ser 2021-XF1123, RB
1.750%, 10/01/2061 (A)(D)	3,065	3,065

		8,611

Pennsylvania — 5.4%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, RB
5.000%, 07/15/2023	1,315	1,342
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
1.920%, 11/15/2024 (A)	1,000	999
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.200%, 11/15/2047 (A)	3,000	2,994
Bethlehem, School District Authority, RB
1.884%, 07/01/2031 (A)	965	929
Central Bradford, Progress Authority, Guthrie Clinic Project, RB
1.830%, 12/01/2041 (A)	2,565	2,565
Kiski, School District, GO, BAM
5.000%, 03/01/2024	550	570
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	261
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	607
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	967
1.800%, 09/01/2029 (A)	3,610	3,610
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	104
2.000%, 02/01/2023	200	200
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,296
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
2.600%, 06/01/2044 (A)	$1,750	$1,748
2.000%, 04/01/2049 (A)	1,000	998
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
1.900%, 06/01/2041 (A)	500	487
1.750%, 08/01/2038 (A)	7,250	7,043
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,258
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (F)	300	300
Pennsylvania State, Housing Finance Agency, RB
1.500%, 07/01/2024 (A)	4,000	3,949
1.250%, 02/01/2025 (A)	4,000	3,895
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,256
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,470	1,517
4.000%, 12/01/2025	720	753
2.100%, 12/01/2023 (A)	2,500	2,505
Pennsylvania State, Turnpike Commission, Ser A-2, RB
5.000%, 12/01/2024	35	37
Pennsylvania State, Turnpike Commission, Ser B, RB
2.200%, 12/01/2023 (A)	1,000	1,001
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,532
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,700
5.000%, 09/01/2023	3,000	3,070
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
2.150%, 09/01/2040 (A)	2,000	2,001
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	137
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
1.540%, 09/01/2037 (A)(B)(D)	1,250	1,250

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Pittsburgh, Commonwealth System of Higher Education, RB
1.860%, 02/15/2024 (A)	$2,850	$2,853
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	496

		63,872

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	145

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building, RB
4.500%, 05/15/2023	2,000	2,026
Rhode Island State, Housing & Mortgage Finance, Ser S, RB
0.450%, 10/01/2040 (A)	830	806
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2023	2,475	2,485

		5,317

South Carolina — 0.7%
Patriots Energy Group, Financing Agency, Ser A, RB
4.000%, 10/01/2048 (A)	6,885	6,997
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	545

		7,542

Tennessee — 0.2%
Tennergy, Gas Revenue, Ser A, RB
4.000%, 09/01/2024	500	506
Tennessee State, Energy Acquisition, Gas Project, RB
5.000%, 11/01/2022	1,500	1,504
Tennessee State, Energy Acquisition, Gas Project, Ser A, RB
4.000%, 05/01/2048 (A)	785	789

		2,799

Texas — 11.3%
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,964
Arlington, Housing Finance, RB
3.500%, 11/01/2043 (A)	11,000	11,101
Beaumont, GO
5.000%, 03/01/2024	265	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	$1,500	$1,552
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	940
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	363
Coastal Bend, Health Facilities, Ser B, RB, AGM
2.140%, 07/01/2031 (A)	2,125	2,125
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,435	1,370
Dallas, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	527
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,577
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,052
5.000%, 11/01/2026	1,250	1,371
5.000%, 11/01/2027	1,750	1,950
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,985	1,970
East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2023	390	399
5.000%, 09/01/2025	295	310
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	780	739
0.720%, 08/01/2051 (A)	860	788
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,413
Georgetown, Independent School District, Ser B-REMK, GO, PSF-GTD
2.500%, 08/01/2044 (A)	1,280	1,277
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2023	455	459
5.000%, 03/01/2024	850	872
5.000%, 03/01/2025	450	466
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,091
Harris County, Cultural Education Facilities Finance, Houston Methodist Hospital, Ser B, RB
1.000%, 12/01/2059 (A)	500	500

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	$3,025	$3,113
5.000%, 07/01/2049 (A)	2,500	2,522
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	936
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
2.140%, 07/01/2031 (A)	1,400	1,400
2.090%, 07/01/2031 (A)	1,400	1,400
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB
3.500%, 08/01/2025 (A)	1,753	1,760
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,500	1,532
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,737
Irving, Hospital Authority, Baylor Scott & White Medical Center, RB
2.600%, 10/15/2044 (A)	1,350	1,351
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	975
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,117
Midland County, Public Facility, RB
0.350%, 06/01/2024 (A)	1,000	972
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,962
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,259
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	316
3.000%, 08/15/2024	325	327
3.000%, 08/15/2025	335	337
North Texas, Tollway Authority, RB
5.000%, 01/01/2023	185	187
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2025	4,000	4,038
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
0.350%, 09/01/2023 (A)	1,500	1,479
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	$200	$215
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,051
San Antonio, Electric & Gas Systems Revenue, RB
5.000%, 02/01/2023	1,500	1,516
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,485
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,150
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,031
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,903
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
1.800%, 06/15/2056 (A)(B)(D)	4,000	4,000
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
1.750%, 01/01/2061 (A)(D)	4,550	4,550
Tender Option Bond Trust Receipts, Ser 2021-XF1099, RB
1.750%, 01/01/2061 (A)(D)	2,710	2,710
Tender Option Bond Trust Receipts, Ser 2021-XF1102, RB
1.750%, 07/01/2061 (A)(B)(D)	2,195	2,195
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
1.750%, 07/01/2061 (A)(D)	5,900	5,900
Tender Option Bond Trust Receipts, Ser 2021-XF1119, RB
1.750%, 08/01/2061 (A)(D)	5,400	5,400
Texas State, Department of Housing & Community Affairs, RB
0.700%, 08/01/2040 (A)	1,830	1,778
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
1.925%, 12/15/2026 (A)	1,405	1,377
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
1.897%, 09/15/2027 (A)	3,000	2,900
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	1,800	1,808
5.000%, 12/15/2023	500	509

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2023	$1,400	$1,406
Texas State, Veteran Bonds, GO
1.500%, 12/01/2046 (A)	1,865	1,865
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	239
4.500%, 08/15/2024	245	254
4.500%, 08/15/2025	250	264

		131,010

Utah — 0.0%
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2022	325	325
Vineyard Redevelopment Agency, TA, AGM
5.000%, 05/01/2023	400	407

		732

Virginia — 1.8%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,046
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,957
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,381
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,009
Mizuho Floater, Ser 2020-MIZ9025, RB
0.970%, 11/01/2035 (A)(B)(D)	4,600	4,600
Peninsula, Ports Authority, Dominion Terminal Associates Project, Ser R, RB
1.700%, 10/01/2033 (A)	500	500

		20,493

Washington — 0.9%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
1.700%, 11/01/2045 (A)	6,000	5,912
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser S, RB
1.950%, 11/01/2045 (A)	1,525	1,525
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	$1,500	$1,551
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	939
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	127
5.000%, 05/01/2024	160	165

		11,834

West Virginia — 1.1%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,457
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,898

		12,355

Wisconsin — 3.2%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,090
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
2.625%, 09/01/2024	240	240
Kaukauna, Storm Water System Revenue, Ser D, RB
2.625%, 09/01/2024	660	660
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	9,633
1.100%, 04/01/2033 (A)	3,000	2,739
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
1.640%, 12/15/2050 (A)(D)	2,512	2,512
Wisconsin State, Health & Educational Facilities Authority, Marshfield Clinic Health System, RB
1.830%, 02/15/2053 (A)	1,000	1,000
Wisconsin State, Health & Educational Facilities Authority, Saint John's Communities, RB
3.000%, 09/15/2022	110	110
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,164
0.650%, 03/01/2025	1,700	1,605
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	600	555

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	$6,500	$6,693
5.000%, 05/01/2027	8,425	9,176

		37,177

Multi-State — 0.9%
Tender Option Bond Trust Receipts, Ser 2021-XF1132, RB
1.750%, 12/01/2061 (A)(B)(D)	7,200	7,200
Tender Option Bond Trust Receipts, Ser 2021-XF2945, RB
1.700%, 06/15/2043 (A)(B)(D)	2,840	2,840

		10,040

Total Municipal Bonds
(Cost $1,199,089) ($ Thousands)		1,174,999

Total Investments in Securities — 101.5%
(Cost $1,199,089) ($ Thousands)		$1,174,999

Percentages are based on Net Assets of $1,157,986 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $136,347 ($ Thousands), representing 11.8% of the Net Assets of the Fund.

(E)	Security is escrowed to maturity.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

As of August 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%
California — 98.0%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,459
5.000%, 09/02/2025	990	1,061
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,092
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,211
5.000%, 02/01/2028	4,000	4,502
Bakersfield, Wastewater Revenue, Ser A, RB
5.000%, 09/15/2029	1,250	1,345
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,044
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	449
5.000%, 04/01/2030	425	482
5.000%, 04/01/2031	470	535
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	430
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2026	650	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	$830	$845
California State, GO
5.000%, 08/01/2026	9,000	9,874
5.000%, 08/01/2027	3,000	3,288
5.000%, 08/01/2028	2,665	2,978
5.000%, 08/01/2031	5,000	5,562
5.000%, 11/01/2031	7,500	8,768
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,428
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,676
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,255
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/2024	1,000	1,004
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,627
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,632
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,018
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,122
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	543
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	958	950
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,433	1,437
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,031
5.000%, 11/01/2030	3,000	3,516

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	$2,125	$2,451
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	611
5.000%, 11/01/2032	850	974
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	517
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,149
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,047
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	521
5.000%, 07/01/2027	1,170	1,252
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	475
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,285
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,066
5.000%, 06/30/2029	1,300	1,380
5.000%, 12/31/2029	1,000	1,060
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	532
5.000%, 06/01/2026	310	337
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	769
5.000%, 05/15/2030	900	994
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	$2,000	$1,908
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,113
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	2,005	2,247
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
5.000%, 09/01/2025	2,600	2,729
California State, School Facilities Project, GO
5.000%, 11/01/2029	2,000	2,063
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (B)	760	773
5.000%, 08/01/2023 (B)(C)	65	67
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	500	512
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,627
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	983
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,213
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,634
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,515
5.000%, 03/01/2029	1,300	1,494
5.000%, 10/01/2030	1,230	1,424
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,198
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,909

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	$1,250	$1,245
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,060
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,470	1,345
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,593
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (C)	3,365	3,605
5.000%, 06/01/2026 (C)	1,500	1,643
5.000%, 06/01/2027 (C)	5,000	5,596
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,556
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	769
5.000%, 11/01/2025	1,000	1,076
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	658
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,058
5.000%, 05/01/2026	500	538
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	453
5.000%, 08/01/2025	570	606
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,090
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,182
5.000%, 05/15/2027	2,000	2,178
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,526
Long Beach, Marina Revenue, RB
5.000%, 05/15/2023	700	710
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	$1,400	$1,536
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,105
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, RB
5.000%, 05/15/2025	1,170	1,251
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,635
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,972
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,068
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,624
5.000%, 05/15/2028	1,000	1,090
5.000%, 05/15/2029	3,000	3,299
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,068
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,147
5.000%, 07/01/2026	1,000	1,098
5.000%, 07/01/2029	3,940	4,567
5.000%, 07/01/2031	5,000	5,868
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,125
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,047
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,205	1,218
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,156
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,065

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	$1,000	$1,115
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	599
5.000%, 10/01/2026	500	546
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,065
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,072
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,091
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,143
5.000%, 12/01/2029	500	580
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	934
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,098
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,140
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,049
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	527
5.000%, 07/01/2026	400	427
5.000%, 07/01/2027	500	541
5.000%, 07/01/2028	1,000	1,080
5.000%, 07/01/2031	5,000	5,516
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,263
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,305
San Diego County, Water Authority, Sub-Ser S1, RB
5.000%, 05/01/2028	2,500	2,844

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	$1,000	$1,102
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	346
5.000%, 10/15/2030	400	466
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,080
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,179
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,148
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,649
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,067
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	2,919
5.000%, 05/01/2032	2,500	2,882
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,390
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	4,980
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,146
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,048
5.000%, 03/01/2026	1,780	1,891
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	568
5.000%, 03/01/2030	700	805
5.000%, 03/01/2031	860	996
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,113

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Mateo-Foster City, Public Financing Authority, Ser B, RB
5.000%, 08/01/2025	$1,500	$1,615
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	973
3.000%, 08/01/2033	2,580	2,456
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,539
Solano County, COP
5.000%, 11/01/2025	700	756
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	935
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,090
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	457
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,082
5.000%, 09/01/2027	1,000	1,085
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	620
4.000%, 08/01/2028	435	465
4.000%, 08/01/2029	735	791
4.000%, 08/01/2030	1,320	1,417
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,084
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,024
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	541
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,089
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,136
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,319
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	$1,000	$1,076
5.000%, 04/01/2028	2,000	2,164
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,285
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,535

Total Municipal Bonds
(Cost $311,669) ($ Thousands)		296,903

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	590,919	591

Total Cash Equivalent
(Cost $591) ($ Thousands)		591

Total Investments in Securities — 98.2%
(Cost $312,260) ($ Thousands)		$297,494

Percentages are based on Net Assets of $303,008 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $2,748 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	296,903	–	296,903
Cash Equivalent	591	–	–	591
Total Investments in Securities	591	296,903	–	297,494

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,333	$53,189	$(54,931)	$—	$—	$591	590,919	$7	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Massachusetts — 99.1%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,114
4.000%, 11/01/2031	1,500	1,641
Hingham, GO
4.000%, 02/15/2030	340	367
4.000%, 02/15/2031	320	344
Lowell, GO
5.000%, 09/01/2027	1,520	1,700
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	594
5.250%, 07/01/2031	750	903
5.000%, 07/01/2025	1,000	1,072
5.000%, 07/01/2026	1,000	1,095
5.000%, 07/01/2027	1,500	1,676
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,169
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,083
5.000%, 08/01/2030	1,315	1,540
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	920
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,100
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,142
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,126
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$204
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,142
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	652
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,145
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	214
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,118
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	530
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	519
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	541
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	519
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	218
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,087
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,206
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	1,280	1,405
5.000%, 10/15/2028	500	574
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	781

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	$1,000	$1,037
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	448
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,043
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,067
5.000%, 07/01/2025	1,000	1,068
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	536
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2050 (B)	1,000	1,130
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	522
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	411
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	874
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,073
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	712
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	230
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	923
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	$500	$583
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	476
5.000%, 07/01/2032	440	509
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,079
5.000%, 07/01/2029	840	919
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,089
5.000%, 07/01/2028	1,250	1,371
5.000%, 07/01/2029	500	554
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,068
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,100
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	543
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	2,872
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,094
5.000%, 07/01/2027	1,000	1,117
5.000%, 01/01/2028	1,500	1,691
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,088
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,248
5.000%, 09/01/2028	1,000	1,140
5.000%, 11/01/2030	1,000	1,170
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2030	1,000	1,042
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,093
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,136
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,719

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	$1,000	$1,102
Winchester, Municipal Purpose Loan, GO
5.000%, 07/01/2026	500	536
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,318
Worcester, GO
4.000%, 02/15/2030	285	303

Total Municipal Bonds
(Cost $76,500) ($ Thousands)		73,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Total Investments in Securities — 99.1%
(Cost $76,500) ($ Thousands)		$73,141

Percentages are based on Net Assets of $73,816 ($ Thousands).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of August 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,058	$10,176	$(13,234)	$—	$—	$—	—	$3	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.2%
Delaware — 2.8%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,140
5.000%, 01/01/2030	180	207
5.000%, 01/01/2031	115	133
5.000%, 01/01/2032	225	262
5.000%, 01/01/2033	225	259
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,033

		3,034

New Jersey — 80.5%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	861
Bergen County, GO
3.000%, 07/15/2029	1,000	1,011
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,322
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,028
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	444
5.000%, 01/15/2026	1,820	1,966
Carlstadt, School District, GO
5.000%, 05/01/2023	500	509
5.000%, 05/01/2025	500	520
Essex County, GO
5.000%, 08/01/2025	2,500	2,682
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,093
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$533
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,057
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,022
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	543
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,063
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	135
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
5.000%, 07/01/2028	1,755	1,957
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,519
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	427
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
5.000%, 12/01/2027	1,000	1,103
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,383
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,134
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,964
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,106
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
5.000%, 03/01/2025	2,500	2,504
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,247

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	$2,260	$2,430
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,061
5.000%, 07/01/2033	350	393
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,061
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,469
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	4,000	4,608
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,070
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,996
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,027
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	802
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	832
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,177
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,018
5.000%, 07/01/2031	1,080	1,147
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	$1,000	$1,068
5.000%, 07/01/2032	1,225	1,389
5.000%, 07/01/2045 (A)	1,500	1,599
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,366
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	62
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
5.000%, 07/01/2026	940	968
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,509
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	744
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	766
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	539
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	785	783
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	224
5.000%, 07/01/2029	270	306
5.000%, 07/01/2030	260	293
5.000%, 07/01/2031	375	419
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,024
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,086
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,566
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,119

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	$1,000	$1,055
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,085
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,560
5.000%, 01/01/2029	960	1,068
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	749
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	408
5.000%, 06/15/2024	315	329
5.000%, 06/15/2025	250	267
5.000%, 08/01/2027	545	582
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,084
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	564
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	385	392
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	541
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	607
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (B)	575	611
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	536
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	5	5
Township of Edison New Jersey, GO
3.000%, 03/15/2033	1,635	1,556
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	529

		88,091

New York — 11.2%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,187
5.000%, 11/01/2032	2,415	2,640
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2025	2,000	2,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	$1,000	$1,033
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,360

		12,269

Pennsylvania — 2.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,614
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,371

		2,985

Total Municipal Bonds
(Cost $110,781) ($ Thousands)		106,379

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	1,991,682	1,992

Total Cash Equivalent
(Cost $1,992) ($ Thousands)		1,992

Total Investments in Securities — 99.0%
(Cost $112,773) ($ Thousands)		$108,371

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Percentages are based on Net Assets of $109,415 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	106,379	–	106,379
Cash Equivalent	1,992	–	–	1,992
Total Investments in Securities	1,992	106,379	–	108,371

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,865	$25,159	$(28,032)	$—	$—	$1,992	1,991,682	$10	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
New York — 98.7%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,017
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	656
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	450
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	374
5.000%, 08/01/2027	275	298
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	551
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,059
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	533
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	514
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	714
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	856
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,267
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,098
5.000%, 09/01/2027	1,000	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
1.000%, 09/01/2025	$1,000	$931
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,117
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,631
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,234
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2024	1,300	1,336
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,113
5.000%, 11/15/2026	1,000	1,053
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2023	1,000	1,005
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,087
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	800
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,143
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,559
4.000%, 11/15/2032	1,000	1,082
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,077
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,114
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2024	2,000	2,052
New York & New Jersey, Port Authority, Ser 205, RB
5.000%, 11/15/2028	1,685	1,874
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,648
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	500	462

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	$1,000	$1,091
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,962
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,099
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,186
New York City, Ser B-1, GO
5.000%, 08/01/2034	1,745	1,973
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,444
5.000%, 08/01/2032	3,345	3,798
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,114
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,147
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,581
5.000%, 04/01/2030	675	777
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2026	500	528
5.000%, 07/15/2028	1,080	1,196
5.000%, 07/15/2031	1,000	1,153
5.000%, 07/15/2033	1,630	1,865
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,356
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,336
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	510
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,055
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,042
5.000%, 07/01/2027	500	555
5.000%, 07/01/2030	1,095	1,244
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	$1,000	$1,020
5.000%, 07/01/2024	1,000	1,043
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,635
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	825
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,100
New York State, Dormitory Authority, Ser A, RB
5.000%, 02/15/2025	2,250	2,334
5.000%, 03/15/2025	2,000	2,125
5.000%, 07/01/2025	500	536
5.000%, 07/01/2026	1,100	1,183
5.000%, 10/01/2029	2,500	2,766
5.000%, 03/15/2031	2,000	2,318
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,370
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,606
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	2,981
5.000%, 03/15/2026 (B)	5	5
5.000%, 03/15/2032	1,500	1,738
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,627
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	465
4.000%, 07/01/2030	830	868
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,065
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	1,000	1,065
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	546

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
5.000%, 02/15/2028	$850	$944
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,493
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,864
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,242
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,097
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,082
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,110
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,319
New York State, Urban Development, RB
5.000%, 03/15/2025	500	531
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,274
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,826
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	692
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	880
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	844
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	794
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,290
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,101
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels, RB
5.000%, 05/15/2035	$500	$575
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2024	2,000	2,108
5.000%, 11/15/2028	1,125	1,219
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2027	1,000	1,103
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	792
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	273
5.000%, 07/01/2026	300	319
Westchester County, Ser B, GO
5.000%, 11/15/2026	500	540
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,861

Total Municipal Bonds
(Cost $144,707) ($ Thousands)		139,389

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	313,943	314

Total Cash Equivalent
(Cost $314) ($ Thousands)		314

Total Investments in Securities — 98.9%
(Cost $145,021) ($ Thousands)		$139,703

Percentages are based on Net Assets of $141,237 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	139,389	–	139,389
Cash Equivalent	314	–	–	314
Total Investments in Securities	314	139,389	–	139,703

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$707	$36,958	$(37,351)	$—	$—	$314	313,943	$8	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.7%
Pennsylvania — 97.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,460
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,675
5.000%, 02/01/2030	500	578
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	585
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,732
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,027
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,255
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,133
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	750	790
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,966
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
5.000%, 05/15/2033	525	542
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,094
Chester County, GO
4.000%, 07/15/2029	300	325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
4.000%, 07/15/2030	$250	$270
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	197
5.000%, 09/01/2029	375	428
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,077
Chester County, Ser A, GO
5.000%, 07/15/2026	2,000	2,191
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	861
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,064
Daniel Boone, Area School District, GO
5.000%, 04/01/2026	780	830
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	234
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	622
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	511
5.000%, 07/01/2028	500	510
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	671
5.000%, 11/01/2026	425	466
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,120
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,447
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,104
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	682
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	573
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,079
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,056
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,047

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	$800	$818
5.000%, 11/01/2028	1,360	1,477
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	547
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	419
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,212
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,350
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,579
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,019
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	1,997
5.000%, 09/01/2026	690	731
5.000%, 09/01/2027	660	698
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	529
5.000%, 09/01/2028	1,500	1,639
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	780
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	576
Moon Area, School District, Ser A, GO
5.000%, 11/15/2025	1,000	1,054
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	444
5.000%, 07/01/2029	350	392
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	970
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	$2,500	$2,765
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	980
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,076
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	1,000	1,043
5.000%, 10/15/2029	750	848
5.000%, 10/15/2030	925	1,054
Pennsylvania State, GO
5.000%, 09/15/2024	1,800	1,893
5.000%, 08/15/2025	1,495	1,603
5.000%, 01/01/2026	5,000	5,402
5.000%, 05/01/2030	1,000	1,156
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,239
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	830
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,084
5.000%, 06/15/2028	1,500	1,656
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,626
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	877
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	952
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,112
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	663

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	$500	$559
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	2,000	2,047
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,380
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 05/15/2026	3,000	3,205
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,089
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,747
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	551
5.000%, 07/01/2028	400	446
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2027	325	356
5.000%, 12/01/2029	700	799
5.000%, 12/01/2030	1,875	2,195
5.000%, 12/01/2031	1,000	1,134
5.000%, 12/01/2032	2,000	2,334
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	646
5.000%, 12/01/2032	1,200	1,367
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	573
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	560
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,213
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,050
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	$1,000	$1,126
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,381
5.000%, 08/01/2026	2,200	2,337
5.000%, 08/01/2027	1,705	1,862
5.000%, 10/01/2029	2,000	2,153
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,141
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	839
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,092
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,060
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	444
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,144
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,086
5.000%, 08/01/2027	1,000	1,105
5.000%, 05/01/2028	1,000	1,117
5.000%, 05/01/2031	1,000	1,149
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,409
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	812
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	522
5.000%, 11/01/2027	1,800	2,016
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,622
5.000%, 06/01/2034	800	913
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,106

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	$1,000	$1,135
Pittsburgh, GO
5.000%, 09/01/2027	415	462
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	443
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	678
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,062
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,178
5.000%, 09/01/2029	750	856
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	514
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	290
5.000%, 10/01/2031	325	376
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,060
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,051
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	557
5.000%, 06/01/2025	500	533
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,742
5.000%, 03/01/2027	1,000	1,089
5.000%, 03/01/2028	725	810
State College Area, School District, GO
5.000%, 05/15/2028	280	317
5.000%, 05/15/2029	375	425
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2026	1,255	1,349
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,089
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,278
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 08/15/2026	$1,610	$1,735
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,060

Total Municipal Bonds
(Cost $167,808) ($ Thousands)		162,350

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	1,912,508	1,913

Total Cash Equivalent
(Cost $1,913) ($ Thousands)		1,913

Total Investments in Securities — 98.9%
(Cost $169,721) ($ Thousands)		$164,263

Percentages are based on Net Assets of $166,143 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	162,350	–	162,350
Cash Equivalent	1,913	–	–	1,913
Total Investments in Securities	1,913	162,350	–	164,263

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,683	$25,300	$(25,070)	$—	$—	$1,913	1,912,508	$4	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 71.6%
Alabama — 2.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$755
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	3,250	3,452
Black Belt, Energy Gas District, Sub-Ser, RB
2.934%, 07/01/2052 (A)	1,000	970
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
6.000%, 07/01/2045 (B)	795	646
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,999
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,564
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (A)	1,565	1,577
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (B)	855	780
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (B)	8,065	7,354

		30,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	$200	$4

Arizona — 1.2%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (B)	1,090	1,110
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	762
5.000%, 01/01/2038	675	509
4.500%, 01/01/2040	965	616
4.500%, 01/01/2049	1,000	635
4.250%, 01/01/2039	1,000	677
4.250%, 01/01/2040	750	500
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)	3,000	3,189
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (B)	1,510	1,558
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	414
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,431
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	973
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	265	238

		13,612

Arkansas — 0.3%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.500%, 09/01/2049 (B)	4,250	3,896

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cabot, Sales & Use Tax, Refunding and Improvement, Ser B, RB
5.000%, 12/01/2022	$100	$101

		3,997

California — 8.2%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2048 (D)(E)	2,000	1,010
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (F)	5,000	5,086
California State, Community Choice Financing Authority, Clean Energy Project, Ser A-1, RB
4.000%, 05/01/2053 (A)	5,000	5,087
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (B)	1,000	927
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (B)	1,000	939
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
5.000%, 08/01/2049 (B)	1,000	939
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
5.000%, 04/01/2042	5,200	5,495
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	393
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (B)	1,000	1,027
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2047	1,950	2,045
California State, Pollution Control Financing Authority, AMT, RB
7.500%, 12/01/2040 (B)	750	508
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (B)(C)	3,500	175
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
6.750%, 12/01/2028 (B)	2,180	1,568

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	$1,500	$1,529
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,514
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (B)	500	462
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (B)	1,000	965
5.000%, 06/01/2051 (B)	1,000	953
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
5.500%, 12/01/2058 (B)	2,150	2,175
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.000%, 12/01/2041 (B)	2,500	2,483
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
5.000%, 09/01/2037 (B)	3,000	2,851
4.000%, 07/01/2056 (B)	1,750	1,367
4.000%, 12/01/2056 (B)	500	391
4.000%, 04/01/2057 (B)	500	367
0.000%, 09/01/2062 (B)(D)(E)	7,800	4,121
California State, Statewide Communities Development Authority, Pasadena Portfolio, Ser B-MEZZ, RB
4.000%, 09/01/2046 (B)	425	329
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	7,205	7,333
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (F)	3,180	3,180
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (B)	1,000	809
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,058
Golden State, Tobacco Securitization, Sub-Ser, RB
3.850%, 06/01/2050	2,500	2,264
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	659

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/2041	$10,000	$11,102
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (B)	1,000	1,062
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,103
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	3,000	497
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,889
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,050
5.000%, 09/01/2031	1,000	1,047
5.000%, 09/01/2032	1,000	1,045
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,111
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
5.000%, 08/01/2030	1,000	1,001
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,029
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,194
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (F)	2,500	2,605
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	772
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,114

		96,630

Colorado — 2.3%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,473
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	483
5.000%, 12/01/2048	500	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	$500	$419
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	526
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	464
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	481
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2051 (D)(E)	2,000	1,189
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,261
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (B)	600	458
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
4.000%, 11/15/2043	1,000	957
Colorado State, Health Facilities Authority, Commonspirit Health, Ser A-, RB
4.000%, 08/01/2044	5,000	4,583
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	716
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2029	2,000	2,208
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,155
Dominion, Water & Sanitation District, RB
6.000%, 12/01/2046	1,448	1,479
5.875%, 12/01/2052	4,000	4,000
Great Western, Metropolitan District, GO
4.750%, 12/01/2050	1,000	912
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	526
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (B)	875	854
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	200

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (F)	$550	$584
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
7.500%, 12/15/2047	1,090	1,091
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	776	687
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	876
Whispering Pines, Metropolitan District No. 1, Ser A, GO
5.000%, 12/01/2047	500	483

		28,526

Connecticut — 0.4%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (B)	1,000	971
5.000%, 09/01/2053 (B)	1,500	1,434
New Haven, Ser A, GO
5.000%, 08/01/2026	580	625
5.000%, 08/01/2027	1,000	1,092

		4,122

Delaware — 1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (B)	1,935	1,873
3.167%, 10/01/2038 (A)(B)	10,965	9,457

		11,330

Florida — 2.1%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Pre-Refunded @ 102
8.000%, 10/01/2022 (F)	1,500	1,536
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,344
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (F)	2,000	2,004
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (B)(C)	1,585	412
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	750	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (B)	$1,000	$960
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (B)	3,500	3,297
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (B)	500	372
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (B)	765	566
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (B)	500	492
Florida State, Village Community Development District No. 10, SAB
6.000%, 05/01/2044	1,865	1,888
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (B)	325	325
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (C)	400	150
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	2,900	2,005
Miami-Dade County, Transit System, RB
4.000%, 07/01/2045	3,000	2,770
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	990	995
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (B)	3,620	3,746
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	658
4.000%, 05/15/2028	1,205	1,220
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	361

		25,243

Georgia — 1.9%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,179

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	$1,000	$1,044
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2052 (A)	6,000	6,300
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,731
5.000%, 01/01/2059	500	512
5.000%, 07/01/2060	5,000	5,064
5.000%, 01/01/2063	1,700	1,753
4.000%, 01/01/2049	1,000	920

		22,503

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (B)	335	345

Illinois — 7.4%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	545	522
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2035	1,500	1,557
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	2,500	2,533
5.000%, 12/01/2026	1,000	1,057
5.000%, 12/01/2027	500	532
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	5,000	5,125
Chicago, Board of Education, Ser G, GO
5.000%, 12/01/2034	3,000	3,115
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
5.500%, 01/01/2034	1,750	1,814
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2055	5,000	5,096
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,239
Chicago, Project and Refunding, Ser 2005D, GO
5.500%, 01/01/2034	3,500	3,627
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	11,286
Chicago, River Point Plaza Redevelopment Project, COP
4.835%, 04/15/2028 (B)	1,400	1,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (F)	$2,500	$2,638
Chicago, Ser A, GO
5.250%, 01/01/2033	2,000	2,038
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (B)	250	216
Illinois State, Finance Authority, American Water Capital, RB
2.450%, 10/01/2039 (A)	1,250	1,124
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (B)	1,000	828
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,155
5.000%, 02/15/2037 (C)	1,750	1,199
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	1,000	700
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (F)	500	531
Illinois State, GO
5.500%, 05/01/2030	2,000	2,237
5.500%, 07/01/2038	1,500	1,529
5.000%, 05/01/2026	4,500	4,645
5.000%, 02/01/2039	5,000	5,086
Illinois State, RB
5.000%, 06/15/2026	2,000	2,030
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,522
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,652
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,420
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,025
Illinois State, Sub-Ser D, RB
3.000%, 06/15/2031	3,005	2,836
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (G)	7,500	2,546
Village of Hillside, TA
5.000%, 01/01/2030	1,345	1,358

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	$400	$321
0.000%, 01/01/2031 (G)	300	221
0.000%, 01/01/2033 (G)	100	67

		86,835

Indiana — 0.9%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (F)	1,000	1,019
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (B)	11,000	8,762
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/2030	1,000	1,004

		10,785

Iowa — 1.0%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	85	84
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(F)	615	650
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	1,150	1,161
Iowa State, Finance Authority, RB
5.000%, 12/01/2050 (A)	5,000	5,116
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	782
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	24,490	2,991

		10,784

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	897
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	532
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (B)(G)	$2,500	$733

		2,661

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	914
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,593
Scott County, School District Finance, RB, BAM
5.000%, 09/01/2041	5,000	5,420

		7,927

Louisiana — 0.3%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (B)	900	932
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (B)	500	405
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (B)	800	817
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	1,140	1,124

		3,278

Maine — 0.2%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (B)(C)	2,000	30
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,639

		2,669

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 1.0%
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (F)	$10,000	$10,184
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,618

		11,802

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/2040	1,600	1,660

Michigan — 1.9%
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(E)	3,800	3,006
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,111
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,818
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	262
4.800%, 09/01/2040	185	161
4.300%, 09/01/2030	120	111
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (G)	5,000	1,070
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
0.000%, 06/01/2046 (G)	21,000	2,418
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	5,747

		21,704

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	615	602
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (B)	750	766
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	624

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(B)	$500	$500
St. Cloud, Health Care Revenue, Centracare Health System, RB
4.000%, 05/01/2049	4,000	3,754
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	350	318

		6,564

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	955
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,370	2,423

		3,378

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,412

Nebraska — 0.4%
Central Plains, Energy Project No. 3, RB
5.000%, 09/01/2042	5,000	5,000

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (B)	3,000	2,763
5.125%, 12/15/2037 (B)	2,355	1,837
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (B)(G)	10,000	995
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (B)(G)	18,000	2,396

		7,991

New Jersey — 2.2%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,321
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2026 (B)	8,500	9,143

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	$445	$422
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,053
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2057	2,250	2,329
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	770	776
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
0.000%, 12/15/2030 (G)	1,000	728
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,288
Newark, GO, NATL
0.000%, 04/01/2033 (G)	6,220	3,695
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,544

		25,299

New Mexico — 0.1%
Winrock Town Center, Tax Increment Development District No. 1, TA
4.250%, 05/01/2040 (B)	1,375	1,190

New York — 8.4%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,522
Build NYC Resource, Prepatory Charter School Project, RB
4.000%, 06/15/2056	450	358
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	398
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,079
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	13,112
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,343

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
9.405%, 03/01/2026 (A)	$425	$433
9.395%, 03/01/2025 (A)	400	406
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2039	8,000	8,845
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,061
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,053
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (F)	10	10
New York State, Dormitory Authority, Ser A, RB
4.000%, 03/15/2048	8,000	7,544
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,147
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (B)	4,000	4,045
5.000%, 11/15/2044 (B)	10,750	10,358
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/2046	4,000	4,314
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,168
5.000%, 01/01/2029	545	571
5.000%, 01/01/2033	4,085	4,213
5.000%, 10/01/2040	1,500	1,542
4.375%, 10/01/2045	3,000	2,772
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,300	1,378
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	4,078
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,526

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB, XLCA
5.693%, 01/01/2028 (B)	$1,800	$1,757
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	6,087
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	4,187
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	816
5.250%, 09/15/2053	2,500	1,975

		98,098

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022 (H)	465	465
5.000%, 09/01/2023 (H)	610	626
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Pre-Refunded @ 100
4.000%, 09/01/2022 (F)	400	400

		1,491

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (B)	1,500	883
6.625%, 12/15/2031 (B)	1,000	613

		1,496

Ohio — 2.7%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,000	951
0.000%, 06/01/2057 (G)	70,500	8,506
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,022
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (B)(C)	650	208
6.500%, 12/01/2037 (B)(C)	1,100	352
Lucas County, Promedica Healthcare Obligated Group, RB
5.250%, 11/15/2048	2,000	1,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (B)(C)	$1,900	$714
6.000%, 04/01/2038 (B)(C)	1,615	607
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (A)	3,420	3,303
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	3,500	3,569
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,419
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (B)	2,250	2,123
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
5.000%, 12/01/2026	1,500	1,501
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (B)	3,000	2,750

		32,441

Oklahoma — 0.7%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,549
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (B)	2,500	2,034
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,506
Oklahoma State, Turnpike Authority, Ser A, RB
4.000%, 01/01/2048	2,000	1,978
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	5
6.875%, 11/01/2046 (C)	1,081	3
6.625%, 11/01/2036 (C)	522	1

		8,076

Oregon — 0.3%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,428

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (B)(C)	$11,100	$810
Salem, Hospital Facility Authority, RB
5.000%, 05/15/2023	100	101
Washington & Multnomah Counties, School District No. 48J Beaverton, Ser A, GO
0.000%, 06/15/2039 (G)	6,000	2,864

		5,203

Pennsylvania — 1.6%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
5.000%, 05/15/2029	300	313
Blythe Township, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (F)	3,875	4,612
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (B)	275	276
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	501
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	2,500	2,603
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
4.000%, 09/01/2049	1,000	934
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2034	2,000	2,161
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,387
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (B)	2,000	1,895
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (B)	2,800	2,967
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	195	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$235	$232

		19,076

Puerto Rico — 7.3%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	162
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
2.046%, 07/01/2029 (A)	9,040	8,324
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,119
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (C)	1,265	1,021
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,947	9,770
Puerto Rico, GO
0.000%, 11/01/2051 (A)(D)	30,443	14,261
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	3,000	900
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	702
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	3,040	912
Puerto Rico, Highway & Transportation Authority, Ser M, RB
5.000%, 07/01/2046 (C)	10,000	3,000
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	10,822
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	6,043	5,764
0.000%, 07/01/2051 (G)	53,500	11,343
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,942
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	399	368
Puerto Rico, Ser A1, GO
5.750%, 07/01/2031	1,260	1,379
5.625%, 07/01/2027	1,318	1,397
4.000%, 07/01/2035	4,574	4,193

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(D)	$17,601	$9,065

		86,444

Rhode Island — 0.1%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,160

South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
5.000%, 12/01/2046	2,000	2,111
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (B)(C)	1,000	400
5.250%, 02/01/2027 (B)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	129
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	5,416

		8,456

Tennessee — 1.1%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,899
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (C)	700	545
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (B)	495	503
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	2,500	2,307
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,484
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,203

		11,941

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 4.2%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (B)	$3,000	$2,718
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (B)	500	423
Brazoria County, Industrial Development, Aleon Renewable Metals, AMT, RB
10.000%, 06/01/2042 (A)(B)	1,500	1,471
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (B)	9,470	10,153
7.000%, 03/01/2039	500	482
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (B)	2,000	1,822
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,296
6.000%, 08/15/2038	1,500	1,561
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (F)	7,000	7,198
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (F)	2,725	2,738
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (C)	1,250	625
5.000%, 07/01/2031 (C)	250	125
5.000%, 07/01/2046 (C)	2,000	1,290
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,467
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	496
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	448
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2045	6,000	6,202
5.000%, 01/01/2048	3,250	3,403
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (B)	1,000	915

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Isabel, GO
5.100%, 02/15/2049 (B)	$1,000	$1,015
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	688
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
2.675%, 12/15/2026 (A)	3,000	2,875
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (B)(C)	2,500	1,506

		50,917

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (B)	500	396
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (B)	1,000	869
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (B)	1,300	1,231
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (B)	500	495

		2,991

Vermont — 0.1%
Vermont State, Student Assistance, Ser A, AMT, RB
5.000%, 06/15/2028	550	568

Virgin Islands — 0.7%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	1,840	1,928
5.000%, 10/01/2032	4,530	4,766
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024 (H)	645	662

		7,356

Virginia — 1.4%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (B)	2,000	1,896
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	381

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	$1,000	$949
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (F)	2,119	2,171
Lewistown Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	98	83
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,900
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (B)	6,565	6,402
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,545

		16,386

Washington — 0.4%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,059
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (B)	225	219
4.000%, 07/01/2028 (B)	400	381
3.700%, 07/01/2023 (B)	125	124
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,157
5.250%, 06/01/2033	2,500	2,503

		5,443

West Virginia — 0.5%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,172

Wisconsin — 2.7%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2055 (G)	25,000	4,873

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	$1,000	$899
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,307
5.000%, 08/01/2028	1,140	1,110
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,368
5.000%, 03/01/2048	1,500	1,344
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,100
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
7.000%, 11/01/2046 (B)	3,500	2,801
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (B)	1,000	760
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (B)	3,250	3,493
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (B)	2,770	2,374
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (B)	1,750	1,600
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	880
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (B)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (B)	2,500	2,363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Roseman University of Health Sciences Project, RB
4.000%, 04/01/2052 (B)	$625	$501

		31,891

Total Municipal Bonds
(Cost $875,562) ($ Thousands)		842,954

CORPORATE OBLIGATIONS — 19.1%
Energy — 0.5%
NuStar Logistics
6.375%, 10/01/2030	6,000	5,460

Financials — 17.0%
Ally Financial
4.700%, H15T7Y + 3.481%(A)(I)	1,000	777
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(A)(I)	1,000	825
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(A)(I)	5,000	4,294
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(B)(I)	6,900	6,868
AXA
6.379%, ICE LIBOR USD 3 Month + 2.256%(A)(B)(I)	4,000	4,485
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(A)(I)	2,900	2,918
6.300%, ICE LIBOR USD 3 Month + 4.553%(A)(I)	1,700	1,732
6.250%, ICE LIBOR USD 3 Month + 3.705%(A)(I)	5,000	4,942
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.231%(A)(I)	400	394
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(A)(I)	3,000	2,571
Bank of New York Mellon
4.625%, ICE LIBOR USD 3 Month + 3.131%(A)(I)	2,200	2,024
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(A)(I)	5,800	4,886
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(A)(I)	5,000	4,578

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(A)(I)	$1,500	$1,474
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(A)(I)	1,000	977
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(A)(I)	3,000	2,251
Benloch Ranch, Improvement Association No. 2 (K)
10.000%, 12/01/2051 (B)	6,000	5,685
BNP Paribas
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(B)(I)	1,500	1,445
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(B)(I)	8,000	6,569
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(A)(I)	600	575
CAN Community Health
8.500%, 03/01/2028 (B)	2,500	2,671
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(A)(I)	5,300	4,501
Charles Schwab
7.602%, ICE LIBOR USD 3 Month + 4.820%(A)(I)	7,325	7,309
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(A)(I)	6,000	5,160
Citigroup
6.250%, ICE LIBOR USD 3 Month + 4.517%(A)(I)	3,800	3,771
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(A)(I)	3,000	2,632
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(A)(I)	4,400	3,806
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(A)(I)	2,380	2,173
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(A)(I)	2,200	2,203
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(A)(I)	500	498
Comerica
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(A)(I)	2,600	2,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(B)(I)	$3,000	$2,349
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(B)(I)	2,600	2,626
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(B)(I)	1,800	1,706
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(A)(B)(I)	1,200	939
5.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.889%(A)(I)	2,500	1,879
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(B)(I)	2,500	1,636
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(B)(I)	750	600
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(A)(I)	500	507
Employees Retirement (D)(K)
0.000%, 10/15/2022	1,000	22
0.000%, 07/01/2039	2,000	45
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(A)(I)	500	475
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(A)(I)	1,000	988
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(A)(I)	2,500	2,141
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(A)(I)	1,500	1,378
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(A)(I)	600	582
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,532
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(A)(I)	3,500	3,343

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(A)(I)	$1,000	$923
JPMorgan Chase
6.750%, ICE LIBOR USD 3 Month + 3.780%(A)(I)	7,200	7,244
6.276%, ICE LIBOR USD 3 Month + 3.470%(A)(I)	1,025	1,019
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(A)(I)	2,300	1,995
KeyCorp
5.000%, ICE LIBOR USD 3 Month + 3.606%(A)(I)	3,000	2,759
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(A)(I)	500	463
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(A)(I)	3,800	3,617
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(A)(I)	500	402
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(A)(I)	3,800	3,530
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(B)(I)	5,000	4,889
PNC Financial Services Group
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%(A)(I)	3,400	3,306
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(A)(I)	1,000	808
Reagan Ranch Development LLC
8.500%, 09/01/2031 (B)	5,000	5,170
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(A)(I)	200	200
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(B)(I)	1,800	1,817
7.375%, USD Swap Semi 30/360 5 Yr Curr + 4.302%(A)(B)(I)	700	674
Standard Chartered PLC
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(B)(I)	4,000	4,160
SVB Financial Group
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(A)(I)	500	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(A)(I)	$4,100	$3,316
Toll Road Investors Partnership II
0.000%, 02/15/2043 (B)(G)	21,652	5,640
Truist Financial
4.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(A)(I)	1,200	1,183
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(A)(I)	8,500	7,896
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(B)(I)	6,000	4,518
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(B)(I)	600	586
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(A)(I)	7,200	6,025
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(A)(I)	1,200	1,169
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(A)(I)	2,494	2,481
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(A)(I)	2,200	1,939

		200,476

Health Care — 0.2%
Tower Health
4.451%, 02/01/2050	3,540	2,089

Utilities — 1.4%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(A)(I)	9,000	8,280
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(A)(I)	800	725
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(A)(I)	4,900	4,618

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(A)(I)	$2,500	$2,325
Pacific Gas & Electric
4.950%, 07/01/2050	300	239
4.550%, 07/01/2030	300	267
3.850%, 11/15/2023	50	50
3.750%, 07/01/2028	100	88
3.450%, 07/01/2025	100	95
3.400%, 08/15/2024	100	96
3.300%, 03/15/2027	100	89
3.250%, 06/15/2023	150	149

		17,021

Total Corporate Obligations
(Cost $248,144) ($ Thousands)		225,046

	Shares
PREFERRED STOCK — 5.2%
Communication Services — 0.2%
AT&T
4.750%(I)	137,000	2,656

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,485

Financials — 4.7%
Allstate
4.750%(I)	23,980	504
Arch Capital Group
5.450%(I)	13,693	311
Associated Banc-Corp
5.875%(I)	12,516	304
Capital One Financial
5.000%(I)	71,700	1,448
Citigroup (A)
6.875%, ICE LIBOR USD 3 Month + 4.130%(A)(I)	85,700	2,173
CoBank ACB (A)
6.250%, ICE LIBOR USD 3 Month + 4.557%(A)(I)	20,000	2,023
Equitable Holdings
5.250%(I)	25,000	529
4.300%(I)	25,000	465
Fifth Third Bancorp (A)
6.625%, ICE LIBOR USD 3 Month + 3.710%(A)(I)	80,000	2,050

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
First Republic Bank
4.000%(I)	100,000	$1,715
Fulton Financial
5.125%(I)	10,000	209
Goldman Sachs Group (A)
5.500%, ICE LIBOR USD 3 Month + 3.640%(A)(I)	228,100	5,584
4.000%, ICE LIBOR USD 3 Month + 0.670%(A)(I)	30,599	587
KeyCorp (A)
6.125%, ICE LIBOR USD 3 Month + 3.892%(A)(I)	4,000	102
M&T Bank (A)
5.625%, ICE LIBOR USD 3 Month + 4.020%(A)(I)	12,841	340
MetLife
5.625%(I)	21,691	532
4.750%(I)	191,891	4,118
Morgan Stanley (A)
7.125%, ICE LIBOR USD 3 Month + 4.320%(A)(I)	107,823	2,757
6.875%, ICE LIBOR USD 3 Month + 3.940%(A)(I)	53,657	1,363
4.000%, ICE LIBOR USD 3 Month + 0.700%(A)(I)	161,113	3,098
NY Community Bancorp (A)
6.375%, ICE LIBOR USD 3 Month + 3.821%(A)(I)	110,000	2,694
PNC Financial Services Group (A)
6.850%, ICE LIBOR USD 3 Month + 4.067%(A)(I)	79,610	2,008
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(A)(I)	2,600	65
5.700%, ICE LIBOR USD 3 Month + 3.148%(A)(I)	16,000	371
4.450%(I)	49,094	930
RenaissanceRe Holdings
4.200%(I)	40,000	693
State Street (A)
5.900%, ICE LIBOR USD 3 Month + 3.108%(A)(I)	126,855	3,133
Stifel Financial
4.500%(I)	37,500	673
SVB Financial Group
5.250%(I)	1,802	38
Synovus Financial (A)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(A)(I)	50,000	1,199
US Bancorp (A)
3.532%, ICE LIBOR USD 3 Month + 1.020%(A)(I)	500	372

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
3.500%, ICE LIBOR USD 3 Month + 0.600%(A)(I)	8,051	$158
Valley National Bancorp (A)
6.250%, ICE LIBOR USD 3 Month + 3.850%(A)(I)	73,487	1,803
Voya Financial (A)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(A)(I)	105,000	2,484
Webster Financial
6.500%(I)	36,337	911
5.250%(I)	42,731	928
Wells Fargo (A)
7.500%*(I)	1,468	1,820
6.625%, ICE LIBOR USD 3 Month + 3.690%(A)(I)	50,766	1,282
5.850%, ICE LIBOR USD 3 Month + 3.090%(A)(I)	120,000	2,881
5.625%(I)	5,000	118
Western Alliance Bancorp (A)
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(A)(I)	22,500	492

		55,265

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	220
Enbridge (A)
6.375%, ICE LIBOR USD 3 Month + 3.593%(A)	5,032	124
Entergy Texas
5.375%(I)	40,000	1,005
NSTAR Electric
4.780%(I)	10,708	979

		2,328

Total Preferred Stock
(Cost $65,559) ($ Thousands)		61,734

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 3.7%
United States Treasury Bills
2.377%, 10/11/2022 (J)	12,200	12,168
2.312%, 10/04/2022 (G)	9,400	9,380
2.295%, 10/13/2022 (J)	4,400	4,388
1.883%, 09/15/2022 (J)	13,600	13,589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.617%, 09/29/2022 (J)	$4,700	$4,692

Total U.S. Treasury Obligations
(Cost $44,220) ($ Thousands)		44,217

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	684,679	685

Total Cash Equivalent
(Cost $685) ($ Thousands)		685

Total Investments in Securities — 99.7%
(Cost $1,234,170) ($ Thousands)		$1,174,636

Percentages are based on Net Assets of $1,177,908 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $254,393 ($ Thousands), representing 21.6% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	No interest rate available.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(G)	Zero coupon security.
(H)	Security is escrowed to maturity.
(I)	Perpetual security with no stated maturity date.
(J)	Interest rate represents the security's effective yield at the time of purchase.
(K)	Level 3 security in accordance with fair value hierarchy.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS

August 31, 2022

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	842,954	–	842,954
Corporate Obligations	–	219,294	5,752	225,046
Preferred Stock	61,734	–	–	61,734
U.S. Treasury Obligations	–	44,217	–	44,217
Cash Equivalent	685	–	–	685
Total Investments in Securities	62,419	1,106,465	5,752	1,174,636

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,114	$50,019	$(55,448)	$—	$—	$685	684,679	$8	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assesment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
USD — U.S. Dollar

SEI Tax Exempt Trust / Annual Report / August 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2022

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,907,681		$1,174,999
Affiliated investment, at value ††	682		—
Cash and cash equivalents	7,077		7,691
Dividends and interest receivable	21,032		8,037
Receivable for investment securities sold	1,322		2,600
Receivable for fund shares sold	788		307
Prepaid expenses	59		36
Total Assets	1,938,641		1,193,670
Liabilities:
Payable for investment securities purchased	6,283		33,373
Payable for fund shares redeemed	1,294		1,367
Income distribution payable	480		171
Shareholder servicing fees payable	379		235
Investment advisory fees payable	320		196
Administration fees payable	308		228
Chief Compliance Officer fees payable	5		3
Trustees' fees payable	3		2
Accrued expense payable	186		109
Total Liabilities	9,258		35,684
Net Assets	$1,929,383		$1,157,986
† Cost of investments	$1,966,495		$1,199,089
†† Cost of affiliated investment	682		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$2,006,062		$1,185,846
Total distributable loss	(76,679)		(27,860)
Net Assets	$1,929,383		$1,157,986
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.00		$9.83
	($1,755,075,619 ÷ 159,560,356 shares	)	($1,094,787,298 ÷ 111,412,322 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.01		$9.82
	($174,307,172 ÷ 15,834,515 shares	)	($63,198,755 ÷ 6,433,652 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$296,903		$73,141		$106,379		$139,389		$162,350		$1,173,951
591		—		1,992		314		1,913		685
—		3		20		20		20		598
3,532		749		1,094		1,643		2,062		13,462
2,106		—		—		—		—		1,353
173		—		18		4		8		321
9		2		3		5		5		37
303,314		73,895		109,506		141,375		166,358		1,190,407

—		—		—		—		—		9,098
75		19		9		26		85		1,859
57		13		18		29		27		599
34		10		14		16		21		218
62		17		22		28		38		376
49		12		18		24		26		228
1		—		—		—		—		3
—		—		—		—		—		2
28		8		10		15		18		116
306		79		91		138		215		12,499
$303,008		$73,816		$109,415		$141,237		$166,143		$1,177,908
$311,669		$76,500		$110,781		$144,707		$167,808		$1,233,485
591		—		1,992		314		1,913		685

$317,180		$77,195		$113,798		$146,405		$171,666		$1,244,187
(14,172)		(3,379)		(4,383)		(5,168)		(5,523)		(66,279)
$303,008		$73,816		$109,415		$141,237		$166,143		$1,177,908
$10.10		$9.96		$9.84		$10.07		$10.25		$9.36
($267,059,931 ÷ 26,443,922 shares	)	($72,933,953 ÷ 7,321,562 shares	)	($108,363,122 ÷ 11,015,651 shares	)	($122,816,071 ÷ 12,196,212 shares	)	($165,276,676 ÷ 16,121,088 shares	)	($1,006,756,972 ÷ 107,571,006 shares	)
$10.09		$9.94		$9.84		$10.05		$10.25		$9.35
($35,947,914 ÷ 3,561,106 shares	)	($881,824 ÷ 88,687 shares	)	($1,051,812 ÷ 106,936 shares	)	($18,420,767 ÷ 1,832,050 shares	)	($866,146 ÷ 84,474 shares	)	($171,150,739 ÷ 18,303,645 shares	)

SEI Tax Exempt Trust / Annual Report / August 31, 2022

STATEMENTS OF OPERATIONS ($ Thousands)

For year ended August 31, 2022

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$59,461	$15,754
Dividend income	—	—
Income from Affiliated Investments	7	—
Total Investment Income	59,468	15,754
Expenses:
Investment advisory fees	7,034	4,054
Shareholder servicing fees - Class F	4,855	2,906
Administration fees	4,090	2,457
Trustees' fees	46	29
Chief Compliance Officer fees	11	7
Registration fees	125	86
Professional fees	102	56
Pricing fees	94	38
Printing fees	63	20
Custodian/Wire Agent fees	42	18
Other expenses	39	24
Total Expenses	16,501	9,695
Less, waiver of:
Investment advisory fees	(2,935)	(1,626)
Administration fees	(565)	(465)
Shareholder servicing fees - Class F	—	—
Net Expenses	13,001	7,604
Net Investment Income	46,467	8,150
Net Realized Gain/(Loss) on:
Investments	(17,307)	(554)
Futures contracts	—	—
Net Realized Gain/(Loss)	(17,307)	(554)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(216,295)	(36,711)
Net Change in Unrealized Appreciation/(Depreciation)	(216,295)	(36,711)
Net Realized and Unrealized Gain (Loss)	(233,602)	(37,265)
Net Decrease in Net Assets Resulting from Operations	$(187,135)	$(29,115)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$6,834	$1,489	$2,612	$3,287	$3,842	$56,072
—	—	—	—	—	4,002
7	3	10	8	4	8
6,841	1,492	2,622	3,295	3,846	60,082

1,106	268	387	531	616	6,555
758	201	290	350	438	2,810
670	162	234	322	352	3,933
8	2	3	4	4	30
2	—	1	1	1	7
22	9	10	11	11	84
17	4	6	8	9	59
24	10	14	17	19	122
18	5	7	9	10	55
8	1	—	4	4	33
6	2	2	3	3	25
2,639	664	954	1,260	1,467	13,713

(307)	(56)	(117)	(161)	(144)	(1,753)
(59)	(16)	(16)	(20)	(37)	(1,099)
(303)	(80)	(116)	(140)	(175)	(23)
1,970	512	705	939	1,111	10,838
4,871	980	1,917	2,356	2,735	49,244

608	(20)	29	151	(67)	(5,698)
—	—	—	—	—	145
608	(20)	29	151	(67)	(5,553)

(32,813)	(7,631)	(10,354)	(13,855)	(16,825)	(183,210)
(32,813)	(7,631)	(10,354)	(13,855)	(16,825)	(183,210)
(32,205)	(7,651)	(10,325)	(13,704)	(16,892)	(188,763)
$(27,334)	$(6,671)	$(8,408)	$(11,348)	$(14,157)	$(139,519)

SEI Tax Exempt Trust / Annual Report / August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021
Operations:
Net investment income	$46,467	$45,541	$8,150	$9,860
Net realized gain/(loss)	(17,307)	6,153	(554)	580
Net change in unrealized appreciation/(depreciation)	(216,295)	29,926	(36,711)	(820)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(187,135)	81,620	(29,115)	9,620
Distributions:
Class F	(46,976)	(43,555)	(7,508)	(9,124)
Class Y	(5,061)	(4,221)	(581)	(634)
Total Distributions	(52,037)	(47,776)	(8,089)	(9,758)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	328,125	365,716	243,219	266,668
Reinvestment of dividends & distributions	41,207	38,297	6,392	7,713
Cost of shares redeemed	(430,205)	(273,226)	(308,563)	(305,725)
Net Increase/(Decrease) from Class F Transactions	(60,873)	130,787	(58,952)	(31,344)
Class Y:
Proceeds from shares issued	39,163	44,042	23,801	12,144
Reinvestment of dividends & distributions	4,578	3,774	494	516
Cost of shares redeemed	(37,303)	(16,605)	(21,951)	(13,365)
Net Increase/(Decrease) from Class Y Transactions	6,438	31,211	2,344	(705)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(54,435)	161,998	(56,608)	(32,049)
Net Increase/(Decrease) in Net Assets	(293,607)	195,842	(93,812)	(32,187)
Net Assets:
Beginning of year	2,222,990	2,027,148	1,251,798	1,283,985
End of year	$1,929,383	$2,222,990	$1,157,986	$1,251,798

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021

$4,871	$4,862	$980	$967	$1,917	$2,034	$2,356	$2,615
608	898	(20)	388	29	(7)	151	1,800
(32,813)	(1,208)	(7,631)	(539)	(10,354)	(320)	(13,855)	(281)
(27,334)	4,552	(6,671)	816	(8,408)	1,707	(11,348)	4,134

(5,174)	(5,411)	(1,336)	(1,291)	(1,897)	(2,084)	(3,457)	(2,982)
(580)	(526)	(16)	(18)	(19)	(22)	(541)	(386)
(5,754)	(5,937)	(1,352)	(1,309)	(1,916)	(2,106)	(3,998)	(3,368)

45,666	63,525	8,616	14,735	16,566	21,100	26,088	24,787
4,520	4,777	1,132	1,093	1,695	1,845	2,938	2,552
(81,730)	(42,480)	(12,863)	(7,394)	(21,406)	(14,655)	(40,827)	(42,480)
(31,544)	25,822	(3,115)	8,434	(3,145)	8,290	(11,801)	(15,141)

14,956	4,289	125	45	94	105	2,648	4,074
543	500	10	9	18	19	389	232
(6,491)	(1,704)	(25)	(167)	(40)	(137)	(3,389)	(1,605)
9,008	3,085	110	(113)	72	(13)	(352)	2,701
(22,536)	28,907	(3,005)	8,321	(3,073)	8,277	(12,153)	(12,440)
(55,624)	27,522	(11,028)	7,828	(13,397)	7,878	(27,499)	(11,674)

358,632	331,110	84,844	77,016	122,812	114,934	168,736	180,410
$303,008	$358,632	$73,816	$84,844	$109,415	$122,812	$141,237	$168,736

SEI Tax Exempt Trust / Annual Report / August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021	9/1/2021 to 8/31/2022	9/1/2020 to 8/31/2021
Operations:
Net investment income	$2,735	$2,693	$49,244	$46,615
Net realized gain/(loss)	(67)	522	(5,553)	10,628
Net change in unrealized appreciation/(depreciation)	(16,825)	(514)	(183,210)	55,084
Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,157)	2,701	(139,519)	112,327
Distributions:
Class F	(2,965)	(3,387)	(49,662)	(45,862)
Class Y	(16)	(19)	(8,714)	(7,243)
Total Distributions	(2,981)	(3,406)	(58,376)	(53,105)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	21,336	28,449	173,736	160,958
Reinvestment of dividends & distributions	2,641	3,019	42,526	39,712
Cost of shares redeemed	(22,114)	(22,330)	(229,320)	(175,808)
Net Increase/(Decrease) from Class F Transactions	1,863	9,138	(13,058)	24,862
Class Y:
Proceeds from shares issued	11	259	43,118	29,124
Reinvestment of dividends & distributions	16	19	7,402	6,287
Cost of shares redeemed	(25)	(243)	(36,174)	(15,258)
Net Increase from Class Y Transactions	2	35	14,346	20,153
Net Increase in Net Assets from Capital Share Transactions	1,865	9,173	1,288	45,015
Net Increase/(Decrease) in Net Assets	(15,273)	8,468	(196,607)	104,237
Net Assets:
Beginning of year	181,416	172,948	1,374,515	1,270,278
End of year	$166,143	$181,416	$1,177,908	$1,374,515

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2022	$12.29	$0.25	$(1.26)	$(1.01)	$(0.25)	$(0.03)	$(0.28)	$11.00	(8.31)%	$1,755,076	0.63%	0.80%	2.16%	24%
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63	0.81	2.48	17
Class Y
2022	$12.30	$0.28	$(1.26)	$(0.98)	$(0.28)	$(0.03)	$(0.31)	$11.01	(8.07)%	$174,307	0.38%	0.55%	2.41%	24%
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38	0.56	2.72	17
Short Duration Municipal Fund
Class F
2022	$10.13	$0.06	$(0.30)	$(0.24)	$(0.06)	$—	$(0.06)	$9.83	(2.33)%	$1,094,787	0.63%	0.80%	0.65%	35%
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63	0.82	0.93	67
Class Y
2022	$10.12	$0.09	$(0.30)	$(0.21)	$(0.09)	$—	$(0.09)	$9.82	(2.10)%	$63,199	0.38%	0.55%	0.90%	35%
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38	0.57	1.18	67
California Municipal Bond Fund
Class F
2022	$11.13	$0.15	$(1.00)	$(0.85)	$(0.15)	$(0.03)	$(0.18)	$10.10	(7.71)%	$267,060	0.60%	0.81%	1.44%	9%
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60	0.81	1.73	19
Class Y
2022	$11.12	$0.17	$(1.00)	$(0.83)	$(0.17)	$(0.03)	$(0.20)	$10.09	(7.58)%	$35,948	0.45%	0.56%	1.60%	9%
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45	0.56	1.88	19
Massachusetts Municipal Bond Fund
Class F
2022	$10.98	$0.13	$(0.97)	$(0.84)	$(0.13)	$(0.05)	$(0.18)	$9.96	(7.78)%	$72,934	0.63%	0.82%	1.21%	5%
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63	0.82	1.66	13
Class Y
2022	$10.97	$0.14	$(0.98)	$(0.84)	$(0.14)	$(0.05)	$(0.19)	$9.94	(7.74)%	$882	0.48%	0.57%	1.36%	5%
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48	0.57	1.81	13

SEI Tax Exempt Trust / Annual Report / August 31, 2022

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2022	$10.73	$0.17	$(0.89)	$(0.72)	$(0.17)	$—	$(0.17)	$9.84	(6.78)%	$108,363	0.60%	0.82%	1.63%	12%
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60	0.81	1.97	10
Class Y
2022	$10.73	$0.18	$(0.89)	$(0.71)	$(0.18)	$—	$(0.18)	$9.84	(6.64)%	$1,052	0.45%	0.57%	1.79%	12%
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45	0.56	2.12	10
New York Municipal Bond Fund
Class F
2022	$11.07	$0.15	$(0.89)	$(0.74)	$(0.15)	$(0.11)	$(0.26)	$10.07	(6.80)%	$122,816	0.60%	0.82%	1.45%	11%
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60	0.82	1.78	15
Class Y
2022	$11.05	$0.17	$(0.89)	$(0.72)	$(0.17)	$(0.11)	$(0.28)	$10.05	(6.68)%	$18,421	0.45%	0.57%	1.60%	11%
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45	0.57	1.93	15
Pennsylvania Municipal Bond Fund
Class F
2022	$11.29	$0.17	$(1.02)	$(0.85)	$(0.17)	$(0.02)	$(0.19)	$10.25	(7.66)%	$165,277	0.63%	0.84%	1.55%	6%
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63	0.83	1.85	14
Class Y
2022	$11.29	$0.18	$(1.02)	$(0.84)	$(0.18)	$(0.02)	$(0.20)	$10.25	(7.52)%	$866	0.48%	0.59%	1.70%	6%
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48	0.58	2.01	14
Tax-Advantaged Income Fund
Class F
2022	$10.87	$0.38	$(1.45)	$(1.07)	$(0.37)	$(0.07)	$(0.44)	$9.36	(10.01)%	$1,006,757	0.86%	1.08%	3.72%	24%
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86	1.09	4.14	41
Class Y
2022	$10.86	$0.40	$(1.44)	$(1.04)	$(0.40)	$(0.07)	$(0.47)	$9.35	(9.80)%	$171,151	0.61%	0.83%	3.98%	24%
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61	0.84	4.39	41

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS

August 31, 2022

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2022

amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC has been appointed Valuation Designee by the Board pursuant to Rule 2a-5. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures reviewed and approved by the Board. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service

SEI Tax Exempt Trust / Annual Report / August 31, 2022

and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2022, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2022

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the

Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

SEI Tax Exempt Trust / Annual Report / August 31, 2022

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of August 31, 2022, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC
Western Asset Management Company
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2022, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2022 and for the year then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$500,514	$500,514
Sales	—	536,449	536,449
Short Duration Municipal Fund
Purchases	—	340,245	340,245
Sales	—	305,978	305,978
California Municipal Bond Fund
Purchases	—	29,348	29,348
Sales	—	45,613	45,613

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2022

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Massachusetts Municipal Bond Fund
Purchases	—	4,477	4,477
Sales	—	4,245	4,245
New Jersey Municipal Bond Fund
Purchases	—	15,403	15,403
Sales	—	13,300	13,300
New York Municipal Bond Fund
Purchases	—	17,469	17,469
Sales	—	27,165	27,165
Pennsylvania Municipal Bond Fund
Purchases	—	16,851	16,851
Sales	—	10,936	10,936
Tax-Advantaged Income Fund
Purchases	—	307,303	307,303
Sales	—	281,488	281,488

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2022, the Funds did not incur any interest or penalties

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of August 31, 2022.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2022	$46,159	$1,740	$4,138	$52,037
	2021	44,844	36	2,896	47,776
Short Duration Municipal Fund	2022	8,021	68	—	8,089
	2021	9,718	40	—	9,758
California Municipal Bond Fund	2022	4,869	6	879	5,754
	2021	4,862	27	1,048	5,937
Massachusetts Municipal Bond Fund	2022	978	2	372	1,352
	2021	973	—	336	1,309
New Jersey Municipal Bond Fund	2022	1,908	8	—	1,916
	2021	2,041	—	65	2,106
New York Municipal Bond Fund	2022	2,352	99	1,547	3,998
	2021	2,609	112	647	3,368
Pennsylvania Municipal Bond Fund	2022	2,731	3	247	2,981
	2021	2,699	—	707	3,406
Tax-Advantaged Income Fund	2022	30,155	21,327	6,894	58,376
	2021	31,063	14,986	7,056	53,105

SEI Tax Exempt Trust / Annual Report / August 31, 2022

As of August 31, 2022 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$4,048	$—	$—	$—	$(17,648)	$(59,015)	$(4,064)	$(76,679)
Short Duration Municipal Fund	1,169	—	—	(3,918)	—	(23,950)	(1,161)	(27,860)
California Municipal Bond Fund	435	—	574	—	—	(14,766)	(415)	(14,172)
Massachusetts Municipal Bond Fund	88	—	—	—	(21)	(3,360)	(86)	(3,379)
New Jersey Municipal Bond Fund	169	—	20	—	—	(4,402)	(170)	(4,383)
New York Municipal Bond Fund	200	—	151	—	—	(5,318)	(201)	(5,168)
Pennsylvania Municipal Bond Fund	248	—	—	—	(66)	(5,457)	(248)	(5,523)
Tax-Advantaged Income Fund	4,977	—	—	(6,413)	—	(60,462)	(4,381)	(66,279)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/22 ($ Thousands)
Short Duration Municipal Fund	$(680)	(3,238)	(3,918)
Tax-Advantaged Income Fund	(6,413)	–	(6,413)

At August 31, 2022, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,967,378	$13,828	$(72,843)	$(59,015)
Short Duration Municipal Fund	1,198,949	958	(24,908)	(23,950)
California Municipal Bond Fund	312,260	406	(15,172)	(14,766)
Massachusetts Municipal Bond Fund	76,501	207	(3,567)	(3,360)
New Jersey Municipal Bond Fund	112,773	116	(4,518)	(4,402)
New York Municipal Bond Fund	145,021	163	(5,481)	(5,318)
Pennsylvania Municipal Bond Fund	169,720	456	(5,913)	(5,457)
Tax-Advantaged Income Fund	1,235,098	32,268	(92,730)	(60,462)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2022

current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there

SEI Tax Exempt Trust / Annual Report / August 31, 2022

may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund’s will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Funds nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Funds may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2022

owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	28,125	29,968	24,403	26,313	4,340	5,714
Shares Issued in Lieu of Dividends and Distributions	3,547	3,138	643	761	427	429
Redeemed	(37,640)	(22,406)	(31,041)	(30,165)	(7,894)	(3,814)
Total Class F Transactions	(5,968)	10,700	(5,995)	(3,091)	(3,127)	2,329
Class Y:
Shares Issued	3,335	3,605	2,383	1,199	1,476	385
Shares Issued in Lieu of Dividends and Distributions	394	309	50	51	51	45
Redeemed	(3,281)	(1,361)	(2,206)	(1,319)	(631)	(154)
Total Class Y Transactions	448	2,553	227	(69)	896	276
Increase (Decrease) in Share Transactions	(5,520)	13,253	(5,768)	(3,160)	(2,231)	2,605

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	821	1,341	1,620	1,962	2,512	2,245
Shares Issued in Lieu of Dividends and Distributions	108	99	166	171	277	231
Redeemed	(1,254)	(670)	(2,111)	(1,360)	(3,957)	(3,841)
Total Class F Transactions	(325)	770	(325)	773	(1,168)	(1,365)
Class Y:
Shares Issued	12	4	9	10	246	369
Shares Issued in Lieu of Dividends and Distributions	1	1	1	2	37	22
Redeemed	(3)	(15)	(3)	(14)	(331)	(146)
Total Class Y Transactions	10	(10)	7	(2)	(48)	245
Increase (Decrease) in Share Transactions	(315)	760	(318)	771	(1,216)	(1,120)

SEI Tax Exempt Trust / Annual Report / August 31, 2022

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021	09/01/2021 to 08/31/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	1,977	2,523	17,125	15,111
Shares Issued in Lieu of Dividends and Distributions	247	267	4,198	3,736
Redeemed	(2,087)	(1,974)	(23,170)	(16,593)
Total Class F Transactions	137	816	(1,847)	2,254
Class Y:
Shares Issued	1	23	4,283	2,737
Shares Issued in Lieu of Dividends and Distributions	2	2	734	592
Redeemed	(2)	(22)	(3,768)	(1,437)
Total Class Y Transactions	1	3	1,249	1,892
Increase (Decrease) in Share Transactions	138	819	(598)	4,146

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2022, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	94.77%
Class Y	76.62%
Short Duration Municipal Fund
Class F	96.71%
Class Y	68.67%
California Municipal Bond Fund
Class F	96.42%
Class Y	98.35%
Massachusetts Municipal Bond Fund
Class F	98.25%
Class Y	97.91%
New Jersey Municipal Bond Fund
Class F	96.94%
Class Y	35.58%
New York Municipal Bond Fund
Class F	96.30%
Class Y	94.93%
Pennsylvania Municipal Bond Fund
Class F	95.39%
Class Y	46.15%
Tax-Advantaged Income Fund
Class F	95.87%
Class Y	90.62%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2022.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees SEI Tax Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund (collectively, the “Funds”), including the schedules of investments, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania October 28, 2022

SEI Tax Exempt Trust / Annual Report / August 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of August 31, 2022.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of positions in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5794.

Name, Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 76 yrs. old	Chairman of the Board of Trustees*	since 1989	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	95

President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1989 to 2016. President, Chief Executive Officer and Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of The KP Funds from 2013 to 2020. Vice Chairman of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of The Advisors' Inner Circle Fund III and Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Vice Chairman of Gallery Trust from 2015 to 2018. Vice Chairman of Schroder Series Trust and Schroder Global Series Trust from 2017 to 2018. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. President, Chief Executive Officer and Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

William M. Doran One Freedom Valley Drive Oaks, PA 19456 82 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003.Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	95

Director of SEI Investments since 1985; Secretary of SEI Investments since 1978. Director of SEI Investments Distribution Co. since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of Winton Series Trust from 2014 to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds from 1991 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of Schroder Series Trust and Schroder Global Series Trust from 2017 to 2021. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

TRUSTEES
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital (strategic fundraising firm) since 2008. Managing Director, Cue Capital (strategic fundraising firm) from March 2002-March 2008.	95

Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of SEI Structured Credit Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 74 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999.	95

Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

*

Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 80 yrs. old	Trustee	since 2007	Retired Private Investor since 1994	95

Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2007 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of The KP Funds from 2013 to 2020. Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 79 yrs. old	Trustee	since 2008	Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998- August 2003.	95

Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron’s Inc., 2012-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Susan C. Cote One Freedom Valley Drive Oaks, PA 19456 67 years old	Trustee	since 2016	Retired since July 2015. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation from 2009 to 2017. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015. Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committtee, 2009-2015.	95

Trustee of SEI Insurance Products Trust from 2015 to 2020. Trustee/Director of SEI Structured Credit Fund, LP, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

James B. Taylor One Freedom Valley Drive Oaks, PA 19456 71 years old	Trustee	since 2018	Retired since December 2017. Chief Investment Officer at Georgia Tech Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000.	95

Trustee of SEI Insurance Products Trust from 2018 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Christine Reynolds One Freedom Valley Drive Oaks, PA 19456 63 years old	Trustee	since 2019	Retired since December 2016. Executive Vice President, Fidelity Investments from 2014-2016. President, Fidelity Pricing and Cash Management Services and Chief Financial Officer of Fidelity Funds from 2008-2014. Chief Operating Officer, Fidelity Pricing and Cash Management Services from 2007-2008. President and Treasurer, Fidelity Funds from 2004-2007. Anti-Money Laundering Officer, Fidelity Funds in 2004. Executive Vice President, Fidelity Funds from 2002-2004. Audit Partner, PricewaterhouseCoopers from 1992-2002.	95

Trustee of SEI Insurance Products Trust from 2019 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Thomas Melendez One Freedom Valley Drive Oaks, PA 19456 62 years old	Trustee	since 2021	Retired since 2019. Investment Officer and Institutional Equity Portfolio Manager at MFS Investment Management from 2002 to 2019. Director of Emerging Markets Group, General Manager of Operations in Argentina and Portfolio Manager for Latin America at Schroders Investment Management from 1994 to 2002.	89

Trustee of Boston Children’s Hospital, The Partnership Inc. and Brae Burn Country Club (non-profit organizations). Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Exchange Traded Funds and Adviser Managed Trust. Independent Consultant of New Covenant Funds and SEI Catholic Values Trust.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 76 yrs. Old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Ankit Puri One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Controller and Chief Financial Officer	since 2022

Director, Fund Accounting, SEI Investments Global Funds Services since July 2021. Associate Director, Fund Accounting Policy, Vanguard from September 2020 to June 2021. Senior Manager, Ernst & Young LLP, October 2017 to August 2020.

				N/A	N/A
Glenn R. Kurdziel One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Assistant Controller	since 2017	Senior Manager, Funds Accounting, SEI Investments Global Funds Services since 2005.	N/A	N/A
Steven Panner[3] One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Chief Compliance Officer	since 2022

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund, L.P., The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

				N/A	N/A
Timothy D Barto One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Vice President and Secretary	since 2002

Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

				N/A	N/A
David F. McCann One Freedom Valley Drive, Oaks, PA 19456 46 yrs. old	Vice President and Assistant Secretary	since 2010

Vice President and Assisant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005 - October 2008.

				N/A	N/A
Katherine Mason One Freedom Valley Drive Oaks, PA 19456 42 yrs. Old	Vice President and Assistant Secretary	since 2022	Consulting Attorney, Hirtle, Callaghan & Co. from October 2021-June 2022. Attorney, Stradley, Ronon, Stevens & Young from September 2007-July 2012.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 54 yrs. old	Vice President	since 2012	Director of Global Investment Product Management since January 2004.	N/A	N/A
Bryant Smith One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2022	Mutual Fund Compliance Officer for the SEI Funds and the Advisors’ Inner Circle Series Trust from 2015-2022.	N/A	N/A

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

3	Prior to September 30, 2022, Russell Emery served as Chief Compliance Officer.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2022

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2022 to August 31, 2022).

The following table illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$949.60	0.63%	$3.10
Class Y	1,000.00	950.80	0.38	1.87
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$990.00	0.63%	$3.16
Class Y	1,000.00	990.20	0.38	1.91
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$961.70	0.60%	$2.97
Class Y	1,000.00	962.40	0.45	2.23
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$961.10	0.63%	$3.11
Class Y	1,000.00	960.80	0.48	2.37
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$963.60	0.60%	$2.97
Class Y	1,000.00	965.20	0.45	2.23
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$966.40	0.60%	$2.97
Class Y	1,000.00	966.10	0.45	2.23
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

SEI Tax Exempt Trust / Annual Report / August 31, 2022

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$959.60	0.63%	$3.11
Class Y	1,000.00	960.30	0.48	2.37
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$933.70	0.86%	$4.19
Class Y	1,000.00	933.90	0.61	2.97
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Annual Report / August 31, 2022

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 22, 2022, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2021 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ (other than the STET New York Municipal Bond Fund’s) benchmark indexes. With respect to the STET New York Municipal Bond Fund, Broadridge was unable to provide performance of a benchmark index due to the limited number of funds in the relevant classification.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

At the March 21-23, 2022 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 21-23, 2022. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2022 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2022 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2022, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	7.97%	3.35%	88.68%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.90%	99.10%	100.00%	0.00%
California Municipal Bond Fund(7)	15.24%	0.11%	84.65%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	27.51%	0.16%	72.33%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.45%	99.55%	100.00%	0.00%
New York Municipal Bond Fund(7)	38.54%	2.46%	59.00%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	8.36%	0.13%	91.51%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	12.01%	37.12%	50.87%	100.00%	9.45%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	100.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	100.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	7.21%	1.21%	0.00%	100.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2022. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2022 that is exempted from U.S. withholding tax when paid to foreign investors.

(6) “Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7) For California income tax purposes, for the fiscal year ended August 31, 2022, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 7.77%, 2.91%, 100.00%, 0.00%, 0.00%, 0.00%, 0.00% and 9.12% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust / Annual Report / August 31, 2022

SEI Tax Exempt Trust / Annual Report / August 31, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bryant Smith

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-024 (8/22)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Hubert L. Harris, Jr. Ms. Cote and Mr. Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2022			Fiscal Year 2021
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$178,035	$0	$0	$170,035	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$331,000	$0	$0	$331,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for fiscal years 2022 and 2021 were $331,000 and $331,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and attestation report in accordance with Rule 17 Ad-13.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)       The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 7, 2022

By	/s/ Ankit Puri
Ankit Puri
Controller & CFO

Date: November 7, 2022